Securities Act File No. 333-
                                         Investment Company Act File No. 811-266


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

|X|        REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933

|_|        Pre-Effective Amendment No.  __________________________
|_|        Post-Effective Amendment No.  _________________________

                                     and/or

|X|        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

|X|        Amendment No.   31
                        ------------

                Exact Name of Registrant as Specified in Charter:
                           TRI-CONTINENTAL CORPORATION

 Address of Principal Executive Offices (Number, Street, City, State, Zip Code):

                       100 PARK AVENUE, NEW YORK, NY 10017

               Registrant's Telephone Number, including Area Code:
                        (212) 850-1864 or (800) 221-2450

 Name and Address (Number, Street, City, State, Zip Code) of Agent for Service:
            FRANK J. NASTA, ESQ., 100 PARK AVENUE, NEW YORK, NY 10017

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. |X|

If appropriate, check the following box:
|_| This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment or Registration Statement.


|X| This Post-Effective Amendment on Form N-2 is filed to register additional securities for an offering pursuant to Rule 462(b)(1) under the Securities Act of 1933 and the Securities Act Registration Statement Number of the earlier effective Registration Statement for the same offering is: 333- 76773, filed on April 22, 1999.


              Calculation of Registration Fee Under the Securities Act of 1933

                                            Proposed Maximum       Proposed Maximum
Title of Securities      Amount Being        Offering Price            Aggregate             Amount of
Being Registered          Registered            per Unit            Offering Price        Registration Fee

Common Stock
$.50 par value            2,000,000         $20.73                 $41,460,000             $10,365.00

The Registration Statement shall become effective hereafter in accordance with
Section 8(a) of the Securities Act of 1933.

                                                    Securities Act File No. 333-
                                         Investment Company Act File No. 811-266


                           TRI-CONTINENTAL CORPORATION
                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)

                     Form N-2 - Part A - Prospectus Caption

Item No.                                                   Caption
--------------------------------------------               -----------------------------------------------------------------------
1.    Outside Front Cover                                  Outside Front Cover of the Prospectus

2.    Inside Front and Outside Back                        Inside Front and Outside Back Cover Page of
      Cover Page                                           Prospectus

3.    Fee Table and Synopsis                               Summary of Corporation Expenses; Prospectus Summary

4.    Financial Highlights                                 Financial Highlights

5.    Plan of Distribution                                 Not Applicable

6.    Selling Shareholders                                 Not Applicable

7.    Use of Proceeds                                      Description of Investment Plans and Other - Services Method of Purchase

8.    General Description of the Registrant                Prospectus  Summary;  The Corporation;  Investment  Objective and Other
                                                           Policies  and Related  Risks;  Trading and Net Asset Value  Information
                                                           Concerning Tri-Continental Corporation Common Stock

9.    Management                                           Management of the  Corporation;  Description  of  Investment  Plans and
                                                           Other Services; Back Cover Page of Prospectus


10.   Capital Stock, Long-Term Debt, and Other             Description  of Capital  Stock;  Description  of  Securities  Warrants;
                                                           Dividend  Policy and Taxes;  Description of Investment  Plans and Other
                                                           Services; Capitalization at March 31, 2000


11.   Defaults and Arrears on Senior Securities            Not Applicable

12.   Legal Proceedings                                    Not Applicable

13.   Table of Contents of the Statement                   Table of Contents of the Statement of
      of Additional Information                            Additional Information

                                                    Securities Act File No. 333-
                                         Investment Company Act File No. 811-266


                           TRI-CONTINENTAL CORPORATION
                        CROSS REFERENCE SHEET (continued)
                             Pursuant to Rule 495(a)

             Form N-2 - Part B - Statement of Additional Information


Item No.                                                   Caption
--------------------------------------------               -----------------------------------------------------------------------
14.   Cover Page                                           Cover Page of the Statement of Additional
                                                           Information

15.   Table of Contents                                    Cover Page of the Statement of Additional Information

16.   General Information and History                      Appendix

17.   Investment Objectives and Policies                   Additional Investment Objective and Policies

18.   Management                                           Directors and Officers

19.   Control Persons and Principal Holders                Directors and Officers - Holdings of Preferred
      of Securities                                        Stock, Common Stock and Warrants

20.   Investment Advisory and Other Services               Directors and Officers - Holdings of Preferred Stock,  Common Stock and
                                                           Warrants; Management; Experts; Custodian, Stockholder Service Agent and
                                                           Dividend Paying Agent

21.   Brokerage Allocation and Other Practices             Brokerage Commissions

22.   Tax Status                                           Additional Investment Objectives and Policies

23.   Financial Statements                                 Incorporation of Financial Statements by Reference


                       [Tri-Continental Corporation Logo]

                         an investment you can live with


                                                                     May 1, 2001

                                 100 Park Avenue
                               New York, NY 10017
                     New York City Telephone (212) 682-7600
                       Toll-Free Telephone (800) 874-1092
      For Retirement Plan Information -- Toll-Free Telephone (800) 445-1777


     Tri-Continental   Corporation  is  a  diversified,   closed-end  investment
company--a publicly traded investment fund. The Corporation's Common Stock is traded on the New York Stock Exchange under the symbol "TY."

     The Corporation invests primarily for the longer term, and over the years the Corporation's objective has been to produce future growth of both capital and income while providing reasonable current income. Common stocks have made up the bulk of investments. However, assets may be held in cash or invested in all types of securities. See "Investment Objective and Other Policies and Related Risks." No assurance can be given that the Corporation's investment objective will be realized. The Corporation's manager is J. & W. Seligman & Co. Incorporated.

     This Prospectus applies to all shares of Common Stock purchased under the Corporation's various Investment Plans. See "Investment Plans and Other Services." The shares of Common Stock covered by this Prospectus also may be issued from time to time by the Corporation to acquire the assets of personal holding companies, private investment companies or publicly owned investment companies. See "Issuance of Shares in Connection with Acquisitions."


     This Prospectus sets forth concisely the information that a prospective investor should know about the Corporation before investing. Investors are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Corporation, including a Statement of Additional Information ("SAI"), has been filed with the Securities and Exchange Commission. The SAI is available upon request and without charge by writing or calling the Corporation at the address or telephone numbers listed above. The SAI is dated the same date as this Prospectus and is incorporated herein by reference in its entirety. The table of contents of the SAI appears on page 22 of this Prospectus. In addition, copies of the 2000 Annual Report to Stockholders of the Corporation will be furnished, without charge, to investors requesting copies of the SAI. The 2000 Annual Report contains financial statements of the Corporation for the year ended December 31, 2000, which are incorporated by reference into the SAI.

     The Securities and Exchange Commission has neither approved nor disapproved these securities, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

                TABLE OF CONTENTS



                                                                   Page
Summary of Corporation Expenses..................................    3
Prospectus Summary...............................................    4
The Corporation..................................................    5
 ................................................................
Financial Highlights.............................................    6
Capitalization at March 31, 2001.................................    9
Trading and Net Asset Value Information..........................    9
Investment Objective and Other Policies and
   Related Risks.................................................   10
Management of the Corporation....................................   12
Description of Capital Stock.....................................   13
Description of Warrants..........................................   15
Computation of Net Asset Value...................................   15
Dividend Policy and Taxes .......................................   15
Investment Plans and Other Services .............................   17
Issuance of Shares in Connection with
Acquisitions ....................................................   21
Additional Information ..........................................   21
Table of Contents of the Statement of
Additional Information ..........................................   22
Authorization Form for Automatic Dividend
Investment and Cash Purchase Plan ...............................   23
Authorization Form for Automatic Check ..........................
Service .........................................................   24




                         SUMMARY OF CORPORATION EXPENSES

     The following table illustrates the expenses and fees that the Corporation expects to incur and that you can expect to bear as a stockholder of the Corporation.


     Stockholder Transaction Expenses
             Automatic Dividend Investment and Cash Purchase Plan Fees...........      (1)
     Annual Expenses for 2000 (as a percentage of net assets attributable to Common Stock)
             Management Fees.....................................................     .39%
             Other Expenses......................................................     .15%
                                                                                      ---
                  Total Annual Expenses..........................................     .54%
                                                                                      ===


1) Stockholders participating in the Corporation's investment plans pay a maximum $2.00 fee per transaction. See "Investment Plans and Other
     Services--Automatic Dividend Investment and Cash Purchase Plan" for a description of the investment plans and services.

     The purpose of the table above is to assist you in understanding the various costs and expenses you will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management of the Corporation" and "Investment Plans and Other Services--Automatic Dividend Investment and Cash Purchase Plan."


     The following example illustrates the costs you would pay on a $1,000 investment, assuming a 5% annual return:


                                                              1 Year      3 Years      5 Years      10 Years

     Tri-Continental Corporation Common Stock.............     $ 6         $ 17         $ 30          $ 68


     The example does not represent actual or anticipated costs, which may be more or less than those shown. Moreover, the Corporation's actual rate of return may be more or less than the hypothetical 5% return shown in the example.

                               PROSPECTUS SUMMARY

     The following is qualified in its entirety by the more detailed information included elsewhere in this Prospectus.

     This Prospectus applies to shares of Common Stock of the Corporation. The Corporation invests primarily for the longer term and has no Charter restrictions with respect to such investments. Over the years the Corporation's objective has been to produce future growth of both capital and income while providing reasonable current income. There can be no assurance that this objective will be achieved. While common stocks have made up the bulk of investments, assets may be held in cash or invested in all types of securities in whatever amounts or proportions J. & W. Seligman & Co. Incorporated (the "Manager") believes best suited to current and anticipated economic and market conditions. These may include repurchase agreements, options, illiquid securities and securities of foreign issuers, each of which could involve certain risks. See "Investment Objective and Other Policies and Related Risks."


     The Manager manages the investment of the assets of the Corporation and administers its business and other affairs pursuant to a Management Agreement approved by the Board of Directors and the stockholders of the Corporation. The Manager also serves as manager of twenty other U.S. registered investment companies which, together with the Corporation, make up the "Seligman Group." The aggregate assets of the Seligman Group at March 31, 2001 were approximately $19 billion. The Manager also provides investment management or advice to institutional and other accounts having a value at March 31, 2001 of approximately $11 billion. The Manager's fee is based in part on the average daily net assets of the Corporation. The management fee rate for 2000 was equivalent to .39% of the Corporation's average daily net investment assets. See "Management of the Corporation."


     Shares of Common Stock covered by this Prospectus may be purchased from time to time by Seligman Data Corp. ("SDC"), the Plan service agent for Automatic Dividend Investment and Cash Purchase Plans, Individual Retirement Accounts ("IRAs"), Retirement Plans for Self-Employed Individuals, Partnerships and Corporations, the J. & W. Seligman & Co. Incorporated Matched Accumulation Plan and the Seligman Data Corp. Employees' Thrift Plan (collectively, the "Plans"), as directed by participants, and may be sold from time to time by the Plan service agent for participants in Systematic Withdrawal Plans. See "Investment Plans and Other Services--Automatic Dividend Investment and Cash Purchase Plan" and "--Systematic Withdrawal Plan." Shares will be purchased for the Plans on the New York Stock Exchange or elsewhere when the market price of the Common Stock is equal to or less than its net asset value, and any brokerage commissions applicable to such purchases will be charged pro rata to the Plan participants. Shares will be purchased for the Plans from the Corporation at net asset value when the net asset value is lower than the market price, all as more fully described in this Prospectus.


     On November 16, 2000, the Board of Directors authorized the renewal of the Corporation's ongoing share repurchase plan. The program authorizes the Corporation to repurchase over a 12-month period up to 7.5% of its then outstanding Common Stock, provided that the excess of net asset value over market price remains wider than 10%. The shares repurchased under this program are cancelled, increasing the number of authorized but unissued shares available for issuance to participants in the Plans. The stock repurchase program seeks, among other things, to moderate the growth in the number of shares outstanding, increase the net asset value of the Corporation's outstanding shares, reduce the dilutive impact on Stockholders who do not take capital gains distributions in additional shares and increase the liquidity of the Corporation's Common Stock in the marketplace. Shares acquired by the Corporation from participants in the Systematic Withdrawal Plan and other stockholder plans are counted towards the 7.5% repurchase limit under the program. As of March 31, 2001, 2,960,667 shares, or approximately 2.39% of the shares outstanding on November 17, 2000, had been repurchased under the program.



                                 THE CORPORATION


     The  Corporation  is  a  Maryland   corporation   formed  in  1929  by  the
consolidation of two predecessor corporations. It is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified management investment company of the closed-end type. The Corporation's Common Stock is listed on the New York Stock Exchange under the symbol "TY." The average weekly trading volume on that and other exchanges during 2000 was 531,048 shares. The Corporation's Common Stock has historically been traded on the market at less than net asset value. As of March 31, 2001, the Corporation had 132,103,761 shares of Common Stock outstanding and net assets attributable to Common Stock of $3,078,168,018.

                              FINANCIAL HIGHLIGHTS

     The Corporation's financial highlights for the years presented below have been audited by Deloitte & Touche LLP, independent auditors. This information, which is derived from the financial and accounting records of the Corporation, should be read in conjunction with the financial statements and notes contained in the Corporation's 2000 Annual Report which may be obtained from the Corporation as provided on the cover page of this Prospectus.

     "Per share operating performance" data is designed to allow you to trace the operating performance, on a per Common share basis, from the beginning net asset value to the ending net asset value so that you can understand what effect the individual items have on your investment, assuming it was held throughout the year. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per Common share amount, using average shares outstanding.


Per Share Operating Performance, Total (for a share of Common Stock


                                                              2000           1999           1998            1997            1996
                                                          ----------     -----------     ----------     ------------    -----------

     Per Share Operating Performance:
     Net asset value, beginning of year ................  $    32.82     $     34.13     $    32.06     $      29.28    $     27.58
                                                          ----------     -----------     ----------     ------------    -----------
     Net investment income .............................         .35             .48            .54              .60            .68
     Net realized and unrealized investment gain (loss)        (3.25)           2.90           7.01             6.94           4.84
     Net realized and unrealized gain (loss) from
     foreign currency transactions .....................          --             --            (.01)            (.17)          (.02)
                                                          ----------     ----------      ----------     ------------    -----------
     Increase (decrease) from investment operations ....       (2.90)          3.38           7.54             7.37            5.50
     Dividends paid on Preferred Stock .................        (.02)          (.02)          (.02)            (.02)           (.02)
     Dividends paid on Common Stock ....................        (.33)          (.48)          (.52)            (.60)           (.66)
     Distribution from net gain realized ...............       (3.30)         (3.79)         (4.28)           (3.45)          (2.72)
     Issuance of Common Stock in gain distributions ....        (.40)          (.65)          (.52)            (.40)
     Issuance of Common Stock from exercise of Rights ..                         --             --               --             --
     Rights offering costs .............................          --             --             --               --             --
     Issuance of Common Stock upon Warrant exercise*....          --             --             --               --             --
                                                          ----------     ----------      ----------     -----------     ----------
     Net increase (decrease) in net asset value.........       (6.95)         (1.31)           2.07            2.78           1.70
                                                          ----------     ----------      ----------     -----------     ----------
     Net asset value at end of year ....................  $    25.87     $    32.82      $    34.13     $     32.06     $    29.28
                                                          ==========     ==========      ==========     ===========     ==========
     Adjusted net asset value at end of year* ..........  $    25.82     $    32.75      $    34.06     $     31.99     $    29.22
     Market value, end of year .........................  $   21.187     $   27.875      $    28.50     $    26.687     $   24.125
     Total investment return for year:
     Based upon market value ...........................      (11.56)         12.57%          26.19%         27.96%          21.98%
     Based upon net asset value ........................       (8.29)         10.67%          25.80%         26.65%          21.45%
     Ratios and Supplemental Data:**
     Expenses to average net investment assets .........         .54%           .56%            .58%           .60%            .62%
     Expenses to average net assets for Common Stock ...         .54%           .56%            .58%           .60%            .63%
     Net investment income to average net investment
     assets ............................................        1.10%          1.36%           1.59%          1.80%           2.27%
     Net investment income to average net assets for
     Common Stock ......................................        1.11%          1.38%           1.60%          1.82%           2.31%
     Portfolio turnover rate ...........................       54.13%         42.83%          63.39%         83.98%          53.96%
     Average commission rate paid
     Net investment assets, end of year (000s omitted):
       For Common Stock ................................  $3,458,009     $4,109,863      $4,002,516     $3,391,816       2,835,026
       For Preferred Stock .............................      37,637         37,637          37,637         37,637          37,637
                                                          ----------     ----------      ----------     ----------      ----------
     Total net investment assets .......................  $3,495,646     $4,147,500      $4,040,153     $3,429,453      $2,872,663
                                                          ==========     ==========      ==========     ==========      ==========

*    Assumes the exercise of outstanding warrants.  Warrant exercise terms were:
     December  29, 1990 to December  27,  1991--9.25  shares at $2.43 per share;
     December 28, 1991 to November 1, 1992--9.69 shares at $2.32 per share; November 2, 1992 to December 28, 1992--11.07 shares at $2.03 per share;
     December  29, 1992 to December 28,  1993--11.29  shares at $1.99 per share;
     December  29, 1993 to December 21,  1994--11.95  shares at $1.88 per share;
     December 22, 1994 to December 27, 1995--12.77 shares at $1.76 per share; December 28, 1995 to July 1, 1996--13.54 shares at $1.66 per share; July 2, 1996 to December 20, 1996--13.79 shares at $1.63 per share; December 21, 1996 to July 1, 1997--14.69 shares at $1.53 per share; July 2, 1997 to
     December 19, 1997--14.99 shares at $1.50 per share; December 20, 1997 to June 23, 1998--16.06 shares at $1.40 per share; June 24, 1998 to December 18, 1998--16.78 shares at

     The total investment return based on market value measures the Corporation's performance assuming you purchased shares of the Corporation at the market value as of the beginning of the year, invested dividends and capital gains paid as provided for in the Corporation's Automatic Dividend Investment and Cash Purchase Plan, and then sold your shares at the closing market value per share on the last day of the year. The computation does not reflect any sales commissions you may incur in purchasing or selling shares of the Corporation. The total investment return based on net asset value is similarly computed except that the Corporation's net asset value is substituted for the corresponding market value.

Investment Return, Ratios and Supplemental Data outstanding throughout each year)


Year Ended December 31,
--------------------------------------------------------------------------------------------------
         1995                1994                1993                1992                1991
     -----------         -----------         -----------         -----------          -----------

     $     23.70         $     27.49         $     28.03         $     28.57        $       24.60
     -----------         -----------         -----------         -----------          -----------
             .74                 .83                 .83                 .81                  .81
            6.14               (1.69)               1.46                1.19                 5.79

             .03                 .02                  --                  --                   --
     -----------         -----------         -----------         -----------          -----------
            6.91                (.84)               2.29                2.00                 6.60
            (.02)               (.03)               (.03)               (.03)                (.03)
            (.73)               (.79)               (.80)               (.78)                (.78)
           (2.01)              (1.90)              (1.80)               (.70)               (1.80)
            (.27)               (.23)               (.19)               (.05)                (.02)
              --                  --                  --                (.97)                  --
              --                  --                  --                (.01)                  --

              --                  --                (.01)                 --                   --
     -----------         -----------         -----------         -----------          -----------

            3.88               (3.79)               (.54)               (.54)                3.97
     -----------         -----------         -----------         -----------          -----------
     $     27.58         $     23.70         $     27.49         $     28.03          $     28.57
     ===========         ===========         ===========         ===========          ===========
     $     27.52         $     23.65         $     27.42         $     27.95          $     28.48
     $    22.625         $    19.875               23.75               25.50          $     27.75
           27.95%              (5.07)               3.47%                .61%+              42.98%
           30.80%              (2.20)               8.95%               7.42%+              27.91%
             .63%                .64%                .66%                .67%                 .67%
             .64%                .65%                .67%                .68%                 .69%
            2.71%               3.08%               2.88%               2.86%                2.90%
            2.75%               3.14%               2.94%               2.92%                2.99%
           62.28%              70.38%              69.24%              44.35%               49.02%
     $ 2,469,149         $ 1,994,098         $ 2,166,212         $ 2,088,102          $ 1,833,664
     ===========         ===========         ===========         ===========          ===========
          37,637              37,637              37,637              37,637               37,637
     $ 2,506,786         $ 2,031,735         $ 2,203,849         $ 2,125,739          $ 1,871,301
     ===========         ===========         ===========         ===========          ===========

     $1.34 per share;  December 19, 1998 to June 24, 1999--17.85 shares at $1.26 per share; June 25, 1999 to December 16, 1999--18.14 shares at $1.24 per share; December 17, 1999 to June 21, 2000--19.56 shares at $1.15 per share; and June 22, 2000 to December 17, 2000--19.90 shares at $1.13 per share; and subsequently, 21.63 shares at $1.04 per share.


** The ratios of expenses and net investment income to average net investment assets and to average net assets for Common Stock for the years presented do not reflect the effect of dividends paid to Preferred Stockholders.

+ The total investment returns for 1992 have been adjusted for the effect of the exercise of Rights (equivalent to approximately $0.97 per share), assuming full subscription by Common Stockholders.

Senior Securities -- $2.50 Cumulative Preferred Stock

     The following information is being presented with respect to the Corporation's $2.50 Cumulative Preferred Stock. The first column presents the number of preferred shares outstanding at the end of each of the periods presented. Asset Coverage represents the total amount of net assets of the Corporation in relation to each share of Preferred Stock outstanding as of the end of the respective periods. The involuntary liquidation preference is the amount each share of Cumulative Preferred Stock would be entitled to upon involuntary liquidation of these shares.


                                                      Year-End         Involuntary          Average Daily
                                                        Asset          Liquidation             Market
                                 Total Shares          Coverage          Preference             Value
     Year                        Outstanding          Per Share         Per Share             Per Share
     ----                        ------------         ---------        -----------          -------------
     2000 ....................     752,740            $ 4,644           $  50                $  34.72
     1999 ....................     752,740              5,510              50                   37.31
     1998 ....................     752,740              5,367              50                   40.27
     1997 ....................     752,740              4,556              50                   35.62
     1996 ....................     752,740              3,816              50                   34.28
     1995 ....................     752,740              3,330              50                   33.37
     1994 ....................     752,740              2,699              50                   34.12
     1993 ....................     752,740              2,928              50                   36.17
     1992 ....................     752,740              2,824              50                   34.97
     1991 ....................     752,740              2,486              50                   31.51

                        CAPITALIZATION AT MARCH 31, 2001


                                                                                             Amount Held
                                                                                            by Registrant
                                                                                             or for its
           Title of Class                     Authorized              Outstanding              Account
           --------------                     ----------              -----------           -------------
$2.50 Cumulative Preferred Stock,
   $50 par value......................      1,000,000 shs.             752,740 shs.            -0- shs.
Common Stock,
   $.50 par value.....................    159,000,000 shs.*        132,103,761 shs.            -0- shs.
Warrants to purchase
   Common Stock.......................         13,418 wts.              13,418 wts.            -0- wts.


* 290,231 shares of Common Stock were reserved for issuance upon the exercise of outstanding Warrants.



                     TRADING AND NET ASSET VALUE INFORMATION


     The following table shows the high and low sale prices of the Corporation's Common Stock on the composite tape for issues listed on the New York Stock Exchange, the high and low net asset value and the percentage discount or premium to net asset value per share for each calendar quarter since the beginning of 1999.


                                                                                   Discount to Net
                                Market Price               Net Asset Value           Asset Value
                            ------------------             ---------------        ----------------
1999                         High     Low                   High      Low          High      Low
----                        ------------------             ------   -----         -------  -------
1st Q ................     $295/16    $281/16             $35.57   $33.90         (17.59)%   (17.22)%
2nd Q.................      313/16      29                 37.43    34.90         (16.68)   (16.91)
3rd Q.................      311/2       29                 37.47    34.39         (15.93)   (15.67)
4th Q.................      321/2       271/2              35.73    32.67          (9.04)   (15.82)

2000
1st Q ................      277/16      223/4              32.54    29.62         (15.68)   (23.19)
2nd Q ................      261/8       247/16             33.34    30.75         (21.64)   (20.53)
3rd Q ................      271/16      257/16             33.29    31.02         (18.71)   (18.00)
4th Q ................      261/8       211/16             31.63    24.73         (17.40)   (14.83)

2001
1st Q ................      23.33       19.93              26.69    22.56         (12.59)   (11.66)



     The Corporation's Common Stock has historically been traded on the market at less than net asset value. The closing market price, net asset value and percentage discount to net asset value per share of the Corporation's Common Stock on March 30, 2001 were $20.66, $23.30 and (11.33)%, respectively.

            INVESTMENT OBJECTIVE AND OTHER POLICIES AND RELATED RISKS

     The Corporation invests primarily for the longer term and has no Charter restrictions with respect to such investments. Over the years, the Corporation's investment objective has been to produce future growth of both capital and income while providing reasonable current income. There can be no assurance that this objective will be achieved. While common stocks have made up the bulk of investments, assets may be held in cash or invested in all types of securities, that is, in bonds, debentures, notes, preferred and common stocks, rights and warrants (subject to limitations as set forth in the SAI), and other securities, in whatever amounts or proportions the Manager believes best suited to current and anticipated economic and market conditions.

     The management's present investment policies, in respect to which it has freedom of action, are:

          (1) it keeps investments in individual issuers within the limits permitted diversified companies under the 1940 Act (i.e., 75% of its total assets must be represented by cash items, government securities, securities of other investment companies, and securities of other issuers which, at the time of investment, do not exceed 5% of the Corporation's total assets at market value in the securities of any issuer and do not exceed 10% of the voting securities of any issuer);

          (2) it does not make investments with a view to exercising control or management except that it has an investment in SDC;

          (3) it ordinarily does not invest in other investment companies, but it may purchase up to 3% of the voting securities of such investment companies, provided purchases of securities of a single investment company do not exceed in value 5% of the total assets of the Corporation and all investments in investment company securities do not exceed 10% of total assets; and


          (4) it has no fixed policy with respect to portfolio turnover and purchases and sales in the light of economic, market and investment considerations. The portfolio turnover rates for the ten fiscal years ended December 31, 2000 are shown under "Financial Highlights."


The foregoing investment objective and policies may be changed by management without stockholder approval, unless such a change would change the Corporation's status from a "diversified" to a "non-diversified" company under the 1940 Act.

     The Corporation's stated fundamental policies relating to the issuance of senior securities, the borrowing of money, the underwriting of securities of other issuers, the concentration of investments in a particular industry or groups of industries, the purchase or sale of real estate and real estate mortgage loans, the purchase or sale of commodities or commodity contracts, and the making of loans may not be changed without a vote of stockholders. A more detailed description of the Corporation's investment policies, including a list of those restrictions on the Corporation's investment activities which cannot be changed without such a vote, appears in the SAI. Within the limits of these fundamental policies, management has reserved freedom of action.

     Repurchase Agreements: The Corporation may enter into repurchase agreements with respect to debt obligations which could otherwise be purchased by the Corporation. A repurchase agreement is an instrument under which the Corporation may acquire an underlying debt instrument and simultaneously obtain the commitment of the seller (a commercial bank or a broker or dealer) to repurchase the security at an agreed upon price and date within a number of days (usually not more than seven days from the date of purchase). The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Corporation will make payment for such securities only upon physical delivery or evidence of book transfer to the account of the Corporation's custodian. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Corporation's ability to dispose of the underlying securities. The Corporation did not enter into repurchase agreements in 2000.

     Illiquid Securities: The Corporation may invest up to 15% of its net investment assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933, as amended (the "1933 Act")) and other securities that are not readily marketable. The Corporation may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Corporation's Board of Directors may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should this determination be made, the Board of Directors will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. This investment practice could have the effect of increasing the level of illiquidity in the Corporation, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

     Foreign Securities: The Corporation may invest in commercial paper and certificates of deposit issued by foreign banks and may invest in other securities of foreign issuers directly or through American Depositary Receipts
("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than those in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers. ADRs and ADSs are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. ADRs and ADSs may be publicly traded on exchanges or over-the-counter in the United States and are quoted and settled in dollars at a price that generally reflects the dollar equivalent of the home country share price. EDRs and GDRs are typically issued by foreign banks or trust companies and traded in Europe. Depositary Receipts may be issued under sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuers may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of securities represented by unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, the import of such information may not be reflected in the market value of such receipts. The Corporation may invest up to 10% of its total assets in foreign securities that it holds directly, but this 10% limit does not apply to foreign securities held through Depositary Receipts or to commercial paper and certificates of deposit issued by foreign banks.

     Leverage: Senior securities issued or money borrowed to raise funds for investment have a prior fixed dollar claim on the Corporation's assets and income. Any gain in the value of securities purchased or in income received in excess of the cost of the amount borrowed or interest or dividends payable causes the net asset value of the Corporation's Common Stock or the income available to it to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased or income received on them to below the asset or income claims of the senior securities or borrowed money causes the net asset value of the Common Stock or income available to it to decline more sharply than would be the case if there were no prior claim. Funds obtained through senior securities or borrowings thus create investment opportunity, but they also increase exposure to risk. This influence ordinarily is called "leverage." As of March 31, 2001, the only senior securities of the Corporation outstanding were 752,740 shares of its $2.50 Cumulative Preferred Stock, $50 par value. Based on its March 31, 2001 asset value, the Corporation's portfolio requires an annual return of 0.06% in order to cover dividend payments on the Preferred Stock. The following table illustrates the effect of leverage relating to presently outstanding Preferred Stock on the return available to a holder of the Corporation's Common Stock.



     Assumed return on portfolio
        (net of expenses).............................        -10%      -5%       0%      5%       10%
     Corresponding return to common stockholder.......     -10.18%   -5.12%   -0.06%   5.00%    10.06%


     The purpose of the table above is to assist you in understanding the effects of leverage. The percentages appearing in the table do not represent actual or anticipated returns, which may be greater or less than those shown.


                          MANAGEMENT OF THE CORPORATION

     The Manager: In accordance with the applicable laws of the State of Maryland, the Board of Directors provides broad supervision over the affairs of the Corporation. Pursuant to a Management Agreement approved by the Board and the stockholders, the Manager manages the investment of the assets of the Corporation and administers its business and other affairs. In that connection, the Manager makes purchases and sales of portfolio securities consistent with the Corporation's investment objective and policies.


     The Manager also serves as manager of twenty other U.S. registered investment companies which, together with the Corporation, make up the "Seligman Group." These other companies are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman New Technologies Fund, Inc., Seligman New Technologies Fund II, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Time Horizon/Harvester Series, Inc. and Seligman Value Fund Series, Inc. The address of the Manager is 100 Park Avenue, New York, NY 10017.


     As compensation for the services performed and the facilities and personnel provided by the Manager, the Corporation pays to the Manager promptly after the end of each month a fee, calculated on each day during such month, equal to the Applicable Percentage of the daily net assets of the Corporation at the close of business on the previous business day. The term "Applicable Percentage" means the amount (expressed as a percentage and rounded to the nearest one millionth of one percent) obtained by dividing (i) the Fee Amount by (ii) the Fee Base. The term "Fee Amount" means the sum on an annual basis of:

                   .45  of 1% of the first $4 billion of Fee Base
                   .425 of 1% of the next $2 billion of Fee Base
                   .40 of 1% of the next $2 billion of Fee Base, and .375 of 1% of the Fee Base in excess of $8 billion.

The term "Fee Base" as of any day means the sum of the net assets at the close of business on the previous day of each of the investment companies registered under the 1940 Act for which the Manager or any affiliated company acts as investment adviser or manager (including the Corporation).

     Charles C. Smith, Jr., a Managing Director of the Manager, has been Portfolio Manager for the Corporation since January 1, 1995. Mr. Smith is also Vice President and Portfolio Manager of Seligman Common Stock Fund, Inc. and Seligman Income Fund, Inc., and Vice President of Seligman Portfolios, Inc. ("SPI") and Portfolio Manager of SPI's Seligman Common Stock Portfolio and Seligman Income Portfolio. Mr. Smith joined the Manager in 1985 as a Vice President, Investment Officer and was promoted to Senior Vice President, Senior Investment Officer in August 1992, and to Managing Director in January 1994.


     Rodney D. Collins, a Managing Director of the Manager, has served as Co-Portfolio Manager of the Corporation since July 1998. Mr. Collins is also Co-Portfolio Manager of Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., and the Seligman Common Stock Portfolio and Seligman Income Portfolio of SPI. Mr. Collins joined the Manager in 1992 as an investment associate and was promoted to a Vice President, Investment Officer in January 1995, to Senior Vice President, Investment Officer in January 1999, and to Managing Director in January 2000.


     The Corporation pays all its expenses other than those assumed by the Manager, including brokerage commissions, fees and expenses of independent attorneys and auditors, taxes and governmental fees, cost of stock certificates, expenses of printing and distributing prospectuses, expenses of printing and distributing reports, notices and proxy materials to stockholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of stockholders' meetings, expenses of corporate data processing and related services, stockholder record keeping and stockholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Corporation not employed by the Manager or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.

     The Management Agreement provides that it will continue in effect until December 29 of each year if such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Corporation and by a vote of a majority of Directors who are not parties to the Management Agreement or interested persons of any such party) and if the Manager shall not have notified the Corporation at least 60 days prior to December 29 of any year that it does not desire such continuance. The Management Agreement may be terminated by the Corporation, without penalty, on 60 days' written notice to the Manager and will terminate automatically in the event of its assignment.


                          DESCRIPTION OF CAPITAL STOCK


     (a) Dividend Rights: Common Stockholders are entitled to receive dividends only if and to the extent declared by the Board of Directors and only after (i) such provisions have been made for working capital and for reserves as the Board may deem advisable, (ii) full cumulative dividends at the rate of $.625 per share per quarterly dividend period have been paid on the Preferred Stock for all past quarterly periods and have been provided for the current quarterly period, and (iii) such provisions have been made for the purchase or for the redemption (at a price of $55 per share) of the Preferred Stock as the Board may deem advisable. In any event, no dividend may be declared upon the Common Stock unless, at the time of such declaration, the net assets of the Corporation, after deducting the amount of such dividend and the amount of all unpaid dividends declared on the Preferred Stock, shall be at least equal to $100 per outstanding share of Preferred Stock. The equivalent figure was $4,139.28 at March 31, 2001.

     (b) Voting Rights: The Preferred Stock is entitled to two votes and the Common Stock is entitled to one vote per share at all meetings of stockholders. In the event of a default in payments of dividends on the Preferred Stock equivalent to six quarterly dividends, the Preferred Stockholders are entitled, voting separately as a class to the exclusion of Common Stockholders, to elect two additional directors, such right to continue until all arrearages have been paid and current Preferred Stock dividends are provided for. Notwithstanding any provision of law requiring any action to be taken or authorized by the affirmative vote of the holders of a designated portion of all the shares or of the shares of each class, such action shall be effective if taken or authorized by the affirmative vote of a majority of the aggregate number of the votes entitled to vote thereon, except that a class vote of Preferred Stockholders is also required to approve certain actions adversely affecting their rights. Any change in the Corporation's fundamental policies may also be authorized by the vote of 67% of the votes present at a meeting if the holders of a majority of the aggregate number of votes entitled to vote are present or represented by proxy.

     Consistent with the requirements of Maryland law, the Corporation's Charter provides that the affirmative vote of two-thirds of the aggregate number of votes entitled to be cast thereon shall be necessary to authorize any of the following actions: (i) the dissolution of the Corporation; (ii) a merger or consolidation of the Corporation (in which the Corporation is not the surviving corporation) with (a) an open-end investment company or (b) a closed-end investment company, unless such closed-end investment company's Articles of Incorporation require a two-thirds or greater proportion of the votes entitled to be cast by such company's stock to approve the types of transactions covered by clauses (i) through (iv) of this paragraph; (iii) the sale of all or substantially all of the assets of the Corporation to any person (as such term is defined in the 1940 Act); or (iv) any amendment of the Charter of this Corporation which makes any class of the Corporation's stock a redeemable security (as such term is defined in the 1940 Act) or reduces the two-thirds vote required to authorize the actions listed in this paragraph. This could have the effect of delaying, deferring or preventing changes in control of the Corporation.

     (c) Liquidation Rights: In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Corporation, after payment to the Preferred Stockholders of an amount equal to $50 per share plus dividends accrued or in arrears, the Common Stockholders are entitled, to the exclusion of the Preferred Stockholders, to share ratably in all the remaining assets of the Corporation available for distribution to stockholders.

     (d) Other Provisions: Common Stockholders do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments. The Corporation's Board of Directors (other than any directors who may be elected to represent Preferred Stockholders as described above) are classified as nearly as possible into three equal classes with a maximum three year term so that the term of one class of directors expires annually. Such classification provides continuity of experience and stability of management while providing for the election of a portion of the Board of Directors each year. Such classification could have the effect of delaying, deferring or preventing changes in control of the Corporation.

     The Board of Directors may classify or reclassify any unissued stock of any class with or without par value (including Preferred Stock and Common Stock) into one or more classes of preference stock on a parity with, but not having preference or priority over, the Preferred Stock by fixing or altering before the issuance thereof the designations, preferences, voting powers, restrictions and qualifications of, the fixed annual dividends on, the times and prices of redemption, the terms of conversion, the number and/or par value of the shares and other provisions of such stock to the full extent permitted by the laws of Maryland and the Corporation's Charter. Stockholder approval of such action is not required.

                             DESCRIPTION OF WARRANTS

     The Corporation's Charter and Warrant certificates provide that each Warrant represents the right during an unlimited time to purchase one share of Common Stock at a price of $22.50 per share, subject to increase in the number of shares purchasable and adjustment of the price payable pursuant to provisions of the Charter requiring such adjustments whenever the Corporation issues any shares of Common Stock at a price less than the Warrant purchase price in effect immediately prior to issue. Each Warrant presently entitles the holder to purchase 21.63 shares of Common Stock at $1.04 per share. There were 13,418 Warrants outstanding at March 31, 2001. Fractional shares of Common Stock are not issued upon the exercise of Warrants. In lieu thereof, the Corporation issues scrip certificates representing corresponding fractions of the right to receive a full share of Common Stock if exchanged by the end of the second calendar year following issuance or of the proceeds of the sale of a full share if surrendered during the next four years thereafter.

                         COMPUTATION OF NET ASSET VALUE

     Net asset value per share of Common Stock is determined by dividing the current value of the assets of the Corporation less its liabilities and the prior claim of the Preferred Stock by the total number of shares of Common Stock outstanding. Securities owned by the Corporation for which market quotations are readily available are valued at current market value or, in their absence, fair value determined in accordance with procedures approved by the Board of Directors at current market value. Securities traded on national exchanges are valued at the last sales prices, or in their absence and in the case of over-the-counter securities, a mean of bid and asked prices. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost if their original maturity was 60 days or less. Short-term holdings with more than 60 days remaining to maturity will be valued at current market value until the 61st day prior to maturity, and will then be valued on an amortized cost basis based on the value of such date unless the Board determines that this amortized cost value does not represent fair market value.

     All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars by a pricing service based upon the mean of the bid and asked prices of such currencies against the U.S. dollar quoted by a major bank which is a regular participant in the institutional foreign exchange markets.

     Net asset value of the Common Stock is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time) each day the New York Stock Exchange is open for trading.

                            DIVIDEND POLICY AND TAXES

     Dividends: Dividends are paid quarterly on the Preferred Stock and on the Common Stock in amounts representing substantially all of the net investment income earned each year. Payments on the Preferred Stock are in a fixed amount, but payments on the Common Stock vary in amount, depending on investment income received and expenses of operation. Substantially all of any taxable net gain realized on investments is paid to Common Stockholders at least annually in accordance with requirements under the Internal Revenue Code of

1986, as amended, and other applicable statutory and regulatory requirements. Unless SDC is otherwise instructed by you, dividends on the Common Stock are paid in cash and capital gain distributions are paid in book shares of Common Stock which are entered in your Tri-Continental account as "book credits." Long-term gain distributions ordinarily are paid in shares of Common Stock, or, at your option, 75% in book shares and 25% in cash, or, in the alternative, 100% in cash. Shares distributed in payment of gain distributions are valued at market price or at net asset value, whichever is lower, on the valuation date. Dividends and capital gain distributions will generally be taxable to you in the year in which they are declared by the Corporation if paid before February 1 of the following year. Distributions or dividends received by you will have the effect of reducing the net asset value of the shares of the Corporation by the amount of such distributions. If the net asset value of shares is reduced below your cost by a distribution, the distribution will be taxable as described below even though it is in effect a return of capital.

     Taxes: The Corporation intends to continue to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Corporation will generally be exempt from federal income taxes on net investment income and capital gains that it distributes to stockholders provided that at least 90% of its investment income and net short-term capital gains are distributed to stockholders each year.

     Dividends on Common or Preferred Stock representing net investment income and distributions of net short-term capital gains are taxable to stockholders as ordinary income, whether received in cash or invested in additional shares and, to the extent designated as derived from the Corporation's dividend income that would be eligible for the dividends received deduction if the Corporation were not a regulated investment company, they are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.
Distributions of net capital gain (i.e., the excess of net long-term capital gains over any net short-term capital losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long you have held your shares. Such distributions are not eligible for the dividends received deduction allowed to corporate stockholders. If you receive distributions in the form of additional shares issued by the Corporation you will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received. You will be subject to federal income tax on net capital gains at a maximum rate of 20% if designated as derived from the Corporation's capital gains from property held by the Corporation for more than one year.

     Any gain or loss you realize upon a sale or redemption of Common or Preferred Stock if you are not a dealer in securities will generally be treated as a long-term capital gain or loss if you held your shares for more than one year and as a short-term capital gain or loss if you held your shares for one year or less. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss you realize will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. No loss will be allowed on the sale or other disposition of shares of the Corporation if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, you acquire (such as through the Automatic Dividend Investment and Cash Purchase Plan), or enter into a contract or option to acquire, securities that are substantially identical to the shares of the Corporation. Net capital gain of a corporate stockholder is taxed at the same rate as ordinary income.

     The Corporation will generally be subject to an excise tax of 4% on the amount by which distributions to stockholders fall short of certain required levels, such that income or gain is not taxable to stockholders in the calendar year in which it was earned by the Corporation. Furthermore, dividends declared in October, November or December payable to stockholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Corporation and received by you in December. Under this rule, therefore, you may be taxed in one year on dividends or distributions actually received in January of the following year.

     The tax treatment of the Corporation and of stockholders under the tax laws of the various states may differ from the federal tax treatment. You are urged to consult your own tax advisor regarding specific questions as to federal, state or local taxes.

     The Corporation is required to withhold and remit to the U.S. Treasury 31% of taxable dividends and other reportable payments paid on your account if you provide the Corporation with either an incorrect Taxpayer Identification Number or no number at all or you fail to certify that you are not subject to such withholding. You should be aware that, under regulations promulgated by the Internal Revenue Service, the Corporation may be fined $50 annually for each account for which a certified Taxpayer Identification Number is not provided. The Corporation may charge you a service fee of up to $50 for accounts not having a certified Taxpayer Identification Number. Certificates will not be issued unless an account is certified.

                       INVESTMENT PLANS AND OTHER SERVICES

Automatic Dividend Investment and Cash Purchase Plan


     The Automatic Dividend Investment and Cash Purchase Plan is available for any Common stockholder who wishes to purchase additional shares of the Corporation's Common Stock with dividends or other cash payments on shares owned, with cash dividends paid by other corporations in which is owned stock or with cash funds. Details of the services offered under the Plan are given in the Authorization Form appearing in this Prospectus. Under the Plan, you appoint the Corporation as your purchase agent to receive or invest such dividends and cash funds forwarded by you for your accounts in additional shares of the Corporation's Common Stock (after deducting a service charge), as described under "Method of Purchase" below. Funds forwarded by you under the Plan should be made payable to Tri-Continental Corporation and mailed to Tri-Continental Corporation, P.O. Box 9766, Providence, RI 02940-9766. Checks for investment must be in U.S. dollars drawn on a domestic bank. Credit card convenience checks and third party checks, i.e., checks made payable to a party other than Tri-Continental Corporation, may not be used to purchase shares under this Plan. You should direct all correspondence concerning the Plan to Seligman Data Corp., 100 Park Avenue, New York, NY 10017. At present, a service fee of up to a maximum of $2.00 will be charged for each cash purchase transaction. There is no charge for Automatic Dividend Investment. As of March 31, 2001, 32,376 stockholders, owning approximately 52,282,267 shares of Common Stock, were using the Plan. You may choose one or more of the services under the Plan and you may change your choices (or terminate participation) at any time by notifying SDC in writing. The Plan may be amended or terminated by written notice to Planholders.


Automatic Check Service

     The Automatic Check Service enables you, if you are an Automatic Dividend Investment and Cash Purchase Planholder, to authorize checks to be drawn on your regular checking account at regular intervals for fixed amounts to be invested in additional shares of Common Stock for your account. An Authorization Form to be used to start the Automatic Check Service is included in this Prospectus.

Share Keeping Service

     You may send certificates for shares of the Corporation's Common Stock to SDC to be placed in your account. Certificates should be sent to Seligman Data Corp., 4400 Computer Drive, Westborough, MA 01581-5120, with a letter requesting that they be placed in your account. You should not sign the certificates and they should be sent by certified or registered mail. Return receipt is advisable; however, this may increase mailing time. When your certificates are received by SDC, the shares will be entered in your Tri-Continental account as "book credits" and shown on the Statement of Account received from SDC. If you use the Share Keeping Service you should keep in mind that you must have a stock certificate for delivery to a broker if you wish to sell shares. A certificate will be issued and sent to you on your written request to SDC, usually within two business days of the receipt of your request. You should consider the time it takes for a letter to arrive at SDC and for a certificate to be delivered to you by mail before you choose to use this service.

Tax-Deferred Retirement Plans

     Shares of the Corporation may be purchased for:

     --  Individual   Retirement   Accounts   (IRAs)   (available   to   current
         stockholders only);

     --  Savings Incentive Match Plans for Employees (SIMPLE IRAs);

     --  Simplified Employee Pension Plans (SEPs);

     --  Section 401(k) Plans for corporations and their employees; and

     --  Money   Purchase   Pension   and   Profit   Sharing   Plans   for  sole
         proprietorships, partnerships and corporations.

     These types of plans may be established only upon receipt of a written application form. The Corporation may register an IRA investment for which an account application has not been received as on ordinary taxable account.

     For more information, write Retirement Plan Services, Seligman Data Corp., 100 Park Avenue, New York, NY 10017. You may telephone toll-free by dialing
(800) 445-1777 from all United States.


     State Street Bank & Trust Company acts as trustee and custodian and performs other related services with respect to the Plans.


J. & W. Seligman & Co. Incorporated Matched Accumulation Plan

     The Manager has a Matched Accumulation Plan ("Profit-Sharing Plan") which provides that, through payroll deductions which may be combined with matching contributions and through any profit sharing distribution made by the Manager to the Profit-Sharing Plan, eligible employees of the Manager, Seligman Advisors, Inc. and Seligman Services, Inc. may designate that the payroll deductions and contributions made by the Manager and invested by the Plan trustee, be invested in certain investment companies for which the Manager serves as investment adviser. One such fund consists of Common Stock of the Corporation purchased by the trustee as described under "Method of Purchase."

Seligman Data Corp. Employees' Thrift Plan

     SDC has an Employees' Thrift Plan ("Thrift Plan") which provides a systematic means by which savings, through payroll deductions, of eligible employees of SDC may be combined with matching contributions made by the company and invested by the Plan trustee, in certain investment companies for which the Manager serves as investment adviser, as designated by the employee. One such fund consists of Common Stock of the Corporation purchased by the trustee as described under "Method of Purchase."

Method of Purchase

     Purchases will be made by the Corporation from time to time on the New York Stock Exchange or elsewhere to satisfy dividend and cash purchase investments under the Automatic Dividend Investment and Cash Purchase Plan, tax-deferred retirement plans, and the investment plans noted above. Purchases will be suspended on any day when the closing price (or closing bid price if there were no sales) of the Common Stock on the New York Stock Exchange on the preceding trading day was higher than the net asset value per share (without adjustment for the exercise of Warrants remaining outstanding). If on the dividend payable date or the date shares are issuable to stockholders making Cash Purchase investments under the Plan (the "Issuance Date"), shares previously purchased by the Corporation are insufficient to satisfy dividend or Cash Purchase investments and on the last trading day immediately preceding the dividend payable date or the Issuance Date the closing sale or bid price of the Common Stock is lower than or the same as the net asset value per share, the Corporation will continue to purchase shares until a number of shares sufficient to cover all investments by stockholders has been purchased or the closing sale or bid price of the Common Stock becomes higher than the net asset value, in which case the Corporation will issue the necessary additional shares. If on the last trading date immediately preceding the dividend payable date or Issuance Date, the closing sale or bid price of the Common Stock was higher than the net asset value per share, and if shares of the Common Stock previously purchased on the New York Stock Exchange or elsewhere are insufficient to satisfy dividend or Cash Purchase investments, the Corporation will issue the necessary additional shares from authorized but unissued shares of the Common Stock.

     Shares will be issued on the dividend payable date or the Issuance Date at a price equal to the lower of (1) the closing sale or bid price, plus commission, of the Common Stock on the New York Stock Exchange on the ex-dividend date or Issuance Date or (2) the greater of the net asset value per share of the Common Stock on such trading day (without adjustment for the exercise of Warrants remaining outstanding) and 95% of the closing sale or bid price of the Common Stock on the New York Stock Exchange on such trading day. In the past, the Common Stock ordinarily has been priced in the market at less than net asset value per share.

     The net proceeds to the Corporation from the sale of any shares of Common Stock to the Plans will be added to its general funds and will be available for additional investments and general corporate purposes. The Manager anticipates that investment of any proceeds, in accordance with the Corporation's investment objective and policies, will take up to thirty days from their receipt by the Corporation, depending on market conditions and the availability of appropriate securities, but in no event will such investment take longer than six months. Pending such investment in accordance with the Corporation's objective and policies, the proceeds will be held in U.S. Government Securities (which term includes obligations of the United States Government, its agencies or instrumentalities) and other short-term money market instruments.

     If you are participating in the Automatic Dividend Investment and Cash Purchase Plan and your shares are held under the Plan in book credit form you may terminate your participation in the Plan and receive a certificate for all or a part of your shares or have all or a part of your shares sold for you by the Corporation and retain unsold shares in book credit form or receive a certificate for any shares not sold. Instructions must be signed by all registered stockholders and should be sent to Seligman Data Corp., 4400 Computer Drive, Westborough, MA 01581-5120. If you elect to have shares sold you will receive the proceeds from the sale, less any brokerage commissions. Only participants whose shares are held in book credit form may elect upon termination of their participation in the Plan to have shares sold in the above manner. All other stockholders of the Corporation must sell shares through a registered broker/dealer. As an additional measure to protect you and the Corporation, SDC may confirm written instructions when the value of the shares being sold is $25,000 or more, or when proceeds are directed to be paid to an address or payee different from that on our records, with you by telephone before sending you your money. This will not affect the date on which your instruction to sell shares is actually processed. Whenever the value of the shares being sold is $50,000 or more, or the proceeds are to be paid or mailed to an address or payee different from that on our records, the signature of all stockholders must be guaranteed by an eligible financial institution including, but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program ("SEMP") and the New York Stock Exchange Medallion Signature Program ("MSP"). Notarization by a notary public is not an acceptable signature guarantee. The Corporation reserves the right to reject a signature guarantee where it is believed that the Corporation will be placed at risk by accepting such guarantee.

Systematic Withdrawal Plan

     This Plan is available if you wish to receive fixed payments from your investment in the Common Stock in any amount at specified regular intervals. You may start a Systematic Withdrawal Plan if your shares of the Corporation's Common Stock have a market value of $5,000 or more. Shares must be held in your account as book credits. SDC will act for you, make payments to you in specified amounts on either the 1st or 15th day of each month, as designated by you, and maintain your account. There is a charge by the agent of $1.00 per withdrawal payment for this service. This charge may be changed from time to time.

     Payments under the Withdrawal Plan will be made by selling exactly enough full and fractional shares of Common Stock to cover the amount of the designated withdrawal. Sales may be made on the New York Stock Exchange, to the agent or a trustee for one of the other Plans, or elsewhere. Payments from sales of shares will reduce the amount of capital at work and dividend earning ability, and ultimately may liquidate the investment. Sales of shares may result in gain or loss for income tax purposes. Withdrawals under this Plan or any similar Withdrawal Plan of any other investment company, concurrent with purchases of shares of the Common Stock or of shares of any other investment company, will ordinarily be disadvantageous to the Planholder because of the payment of duplicative commission or sales loads.

Stockholder Information

     SDC maintains books and records for all of the Plans, and confirms transactions to Stockholders. To insure prompt delivery of checks, account statements and other information, you should notify SDC immediately, in writing, of any address changes. If you close your account during any year it is important that you notify SDC of any subsequent address changes to ensure that you receive a year-end statement and tax information for that year. You will be sent reports quarterly regarding the Corporation. General information about the Corporation may be requested by writing the Corporate Communications/Investor Relations Department, J. & W. Seligman

& Co. Incorporated, 100 Park Avenue, New York, NY 10017 or by telephoning the Corporate Communications/Investor Relations Department toll-free at (800) 221-7844 from all United States. You may call (212) 850-1864 in New York State and in the greater New York City area. Information about your account (other than a retirement plan account), may be requested by writing Stockholder Services, Seligman Data Corp., at the same address or by toll-free telephone by dialing (800) 874-1092 from all United States or 212-682-7600 outside the United States. For information about a retirement account, call Retirement Plan Services toll-free at (800) 445-1777 or write Retirement Plan Services, Seligman Data Corp. at the above address. SDC may be telephoned Monday through Friday (except holidays) between the hours of 8:30 a.m. and 6:00 p.m. Eastern time. Your call will be answered by a service representative.

     24-hour automated telephone access is available by dialing (800) 622-4597 (within the United States) on a touchtone telephone, which provides instant access to price, account balance, most recent transaction and other information. In addition, you may request Account Statements and Form 1099-DIV.

               ISSUANCE OF SHARES IN CONNECTION WITH ACQUISITIONS

     The Corporation may issue shares of its Common Stock in exchange for the assets of another investing company in transactions in which the number of shares of Common Stock of the Corporation to be delivered will be generally determined by dividing the current value of the seller's assets by the current per share net asset value or market price on the New York Stock Exchange of the Common Stock of the Corporation, or by an intermediate amount. In such acquisitions, the number of shares of the Corporation's Common Stock to be issued will not be determined on the basis of the market price of such Common Stock if such price is lower than its net asset value per share, except pursuant to an appropriate order of the Securities and Exchange Commission or approval by stockholders of the Corporation, as required by law. The Corporation is not presently seeking to acquire the assets of any investing company, but it may acquire the assets of companies from time to time in the future.

     Some or all of the stock so issued may be sold from time to time by the recipients or their stockholders through brokers in ordinary transactions on stock exchanges at current market prices. The Corporation has been advised that such sellers may be deemed to be underwriters as that term is defined in the 1933 Act.

                             ADDITIONAL INFORMATION

     During 2000, the Corporation had transactions in the ordinary course of business with firms and companies of which one or more directors and officers was a director and/or officer of the Corporation, and it is expected that the Corporation will continue to have transactions of such nature during the current year.

                            TABLE OF CONTENTS OF THE
                       STATEMENT OF ADDITIONAL INFORMATION


     The table of contents of the SAI is as follows:



                                TABLE OF CONTENTS


Additional Investment Policies.............................................................     2
Directors and Officers.....................................................................     5
Holdings of Preferred Stock, Common Stock and Warrants.....................................     9
Management.................................................................................     9
Experts....................................................................................    10
Custodian, Stockholder Service Agent and Dividend Paying Agent.............................    11
Brokerage Commissions......................................................................    11
Incorporation of Financial Statements by Reference.........................................    11
Independent Auditors' Report on Financial Highlights--Senior Securities--$2.50
   Cumulative Preferred Stock..............................................................    12
Appendix...................................................................................    13


[TRI-CONTINENTAL CORPORATION LOGO]                               AUTHORIZATION FORM
                                                                          for
                                                                 AUTOMATIC DIVIDEND
                                                                      INVESTMENT
To: Seligman Data Corp.                                        AND CASH PURCHASE PLAN
    P.O. Box 9759                                              o  AUTOMATIC DIVIDEND INVESTMENT
    Providence, Rhode Island 02940-9759                        o  AUTOMATIC INVESTMENT OF OTHER CORPORATIONS' DIVIDENDS
                                                               o  CASH PURCHASE PLAN
                                                               o  AUTOMATIC CHECK SERVICE

                                                      Date   ...................

Gentlemen:

     I own shares of Tri-Continental Corporation Common Stock registered as shown below:

ACCOUNT REGISTRATION

Stockholder's Name (print or type)
                                                          Stockholder's Signature*
Co-Holder's Name
                                                          Co-Holder's Signature*
Address (street and number)
                                                          Taxpayer Identification Number
City State Zip Code
                                                          Stockholder Account Number, if known

* If shares are held or to be held in more than one name, all must sign, and plural pronouns will be implied in the text. In the case of co-holders, a joint tenancy with right of survivorship will be presumed unless otherwise specified.

Under penalties of perjury I certify that the number shown on this form is my correct Taxpayer Identification Number (Social Security Number) and that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding. I certify that to my legal capacity to purchase or sell shares of the Corporation for my own Account, or for the Account of the organization named above. I have received a current Prospectus of the Corporation and appoint Seligman Data Corp. as my agent to act in accordance with my instructions herein.

----------------------      ----------------------------------------------------
Date                        Stockholder's Signature

     I have read the Terms and Conditions of the Automatic Dividend Investment and Cash Purchase Plan and the current Prospectus, a copy of which I have received, and I wish to establish a Plan to use the Services checked below:

SERVICE(S) DESIRED

    |_| Automatic Investment of Tri-Continental Dividends
        I wish to have my quarterly dividends invested in additional shares, and distributions from gains paid as follows:
        |_| Credited to my account in additional full and fractional shares.
        |_| Credited 75% to my account in shares and 25% paid to me in cash.

    |_| Automatic Investment of Other Corporation's Dividends
        I intend to give orders for the payment of cash dividends from other corporations to be invested in shares of Tri-Continental Common Stock for my account.

        Note: Checks in payment of dividends from other corporations should indicate your name and Tri-Continental account number. The checks should be made payable to the order of Tri-Continental Corporation and be mailed to Seligman Data Corp., P.O. Box 9766, Providence, Rhode Island 02940-9766.

    |_| Cash Purchases
        I intend to send funds from time to time to be invested in shares of Tri-Continental Common Stock for my account.

        Note: Your checks should indicate your name and Tri-Continental account number. Make all checks payable to Tri-Continental Corporation and mail to Seligman Data Corp., P.O. Box 9766, Providence, Rhode Island 02940-9766.

    |_| Automatic Check Service
        I have completed the Authorization Form to have pre-authorized checks drawn on my regular checking account at regular intervals for investment in shares of Tri-Continental Common Stock.


                                                                            5/01

[TRI-CONTINENTAL CORPORATION LOGO]                         AUTHORIZATION FORM
                                                                  for
                                                         AUTOMATIC CHECK SERVICE

To start your Automatic Check Service, fill out this form and forward it with an unsigned bank check from your regular checking account (marked "void") to:

                    Seligman Data Corp.
                    P.O. Box 9759
                    Providence, Rhode Island 02940-9759


                                                 Date ..........................

Gentlemen:

     I own shares of Tri-Continental Corporation Common Stock, registered as shown below, which are entered in the Automatic Dividend Investment and Cash Purchase Plan.

1. Stockholder Account Number (if known)
                                         ---------------------------------------

2. AUTOMATIC CHECK SERVICE
   Please arrange with my bank to draw pre-authorized checks on my regular checking account and invest $______________ in shares of Tri-Continental Common Stock every:

              |_|  month                     |_|    3 months

   I have completed the "Bank Authorization to Honor Pre-Authorized Checks" which appears below and have enclosed one of my bank checks marked "void." I understand that my checks will be invested on the fifth day of the month and that I must remember to deduct the amount of my investment as it is made from my checking account balance.


BANK AUTHORIZATION TO HONOR PRE-AUTHORIZED CHECKS

To:
   -----------------------------------------------------------------------------
   (Name of Bank)



   -----------------------------------------------------------------------------
   (Address of Bank or Branch, Street, City, State and Zip)


Please honor pre-authorized checks drawn on my account by Seligman Data Corp., 100 Park Avenue, New York, NY 10017, to the order of Tri-Continental Corporation, and charge them to my checking account. Your authority to do so shall continue until you receive written notice from me revoking it. You may terminate your participation in this arrangement at any time by written notice to me. I agree that your rights with respect to each pre-authorized check shall be the same as if it were a check drawn and signed by me. I further agree that should any such check be dishonored, with or without cause, intentionally or inadvertently, you shall be held under no liability whatsoever.



--------------------------------------------------------------------------------------------------------------
Checking Account No.


--------------------------------------------------------------------------------------------------------------
Name(s) of Depositor(s)--Please Print                Signature(s) of Depositor(s)--As carried by Bank



--------------------------------------------------------------------------------------------------------------
Address (Street)                                              City                 State              Zip Code


                                                                            5/01

                      (This page intentionally left blank)

                              TERMS AND CONDITIONS

     The Automatic Dividend Investment and Cash Purchase Plan provides Tri-Continental Common Stockholders with four ways to add to their investments:
1) with Tri-Continental dividends and distributions, 2) with cash dividends from other corporations, 3) with cash payments, in any amount at any time, and 4) with cash provided by pre-authorized checks through the Automatic Check Service. A Planholder may use any or all of these Services, subject to the following terms and conditions:

     1. Seligman Data Corp. ("SDC"), as Plan service agent, will maintain accounts and confirm to Planholders, as soon as practicable after each investment, the number of shares of Common Stock acquired and credited to the accounts and the cost. Tri-Continental Corporation (the "Corporation"), as purchase agent, will purchase shares for Planholders. All checks for dividends payable by other corporations or for cash purchase payments sent by Planholders for investment in additional shares of Tri-Continental Common Stock should be drawn to the order of Tri-Continental Corporation and mailed to Seligman Data Corp., P.O. Box 9766, Providence, Rhode Island 02940-9766.

     2. Funds received by the Corporation for a Planholder will be combined with funds of other Planholders and those funds may be combined with funds available under the plans for the purchase of Tri-Continental Common Stock in order to minimize brokerage commissions on shares purchased. Shares will be purchased in accordance with the current Prospectus. Dividends from other corporations and purchase cash received from Planholders or through the Automatic Check Service will be invested at least once each 30 days.

     3. The cost of shares acquired for each Plan will be the average cost, including brokerage commissions and any other costs of acquisition, of all shares acquired for all Planholders in connection with a particular investment.

     4. No stock certificates will be delivered for shares acquired unless the Plan account is terminated or the Planholder requests their delivery by writing to SDC. The shares acquired will be held in each Planholder's account as book credits.

     5. Certificates held by a Planholder, or subsequently received, may be sent to SDC for credit to a Plan account. A certificate for any full shares held in a Plan account will be issued at a Planholder's request. The time required to obtain a certificate to sell through a broker, or for other purposes, will be that needed to send a written request to SDC to withdraw the certificate (normally two business days) and to mail the certificate to the Planholder through the U.S. Postal Service.

     6. A maximum service charge of $2.00 will be deducted before each investment is made for a Plan account. There is no charge for Automatic Dividend Investment.

     7. Applications for the Automatic Check Service are subject to acceptance by the Planholder's bank and SDC. SDC will prepare Automatic Check Service checks with the same magnetic ink numbers that are on a Planholder's check and will arrange with the Planholder's bank to start the Service in accordance with the Planholder's instructions. A minimum of 30 days from the date of receipt of an application by SDC is required to contact the bank and initiate the Service. If for any reason the bank is unable to honor a pre-authorized check request, the Planholder will be notified promptly.

     Shares with a market value of at least two times the amount of the authorized checks must be held as book credits for the Planholder's account by SDC. If any check is dishonored or if the value of shares held by SDC in an account falls below the required minimum, the Service may be suspended. The Service may be reinstated upon written request by the Planholder including an indication that the cause of the interruption has been corrected.

     If a Planholder's check is not honored by the Planholder's bank at any time, SDC is authorized to sell exactly enough full and fractional shares from the Planholder's account to equal the amount of the dishonored check.

     8. A Planholder or SDC may terminate a Plan account at any time upon notice in writing before the record date of a dividend or distribution by Tri-Continental. A Plan account will terminate automatically if the Planholder sells or transfers all of the shares in the Plan account. If a Plan account is terminated, a certificate for the full shares held may be issued and sent to the Planholder, and any fractional shares may be liquidated at the Planholder's request. Terminating Planholders may elect to have all or part of their shares sold by the Corporation, if their shares are held in book credit form. If a Plan account is terminated between the record and payment dates of a dividend, the dividend payment will be made in cash.

     9. In acting under this Plan, the Corporation and SDC will be liable only for willful misfeasance or gross negligence.

     10. A Planholder may adopt or suspend one or more of the Plan Services by sending a revised Authorization Form or notice in writing to SDC.

     11. All additional shares registered in a Planholder's name which are acquired under one or more of the Plan Services or by other means will participate automatically in each of the Plan services elected.

                                      LOGO

                         an investment you can live with

                                 100 Park Avenue
                            New York, New York 10017

                             www.tricontinental.com


                               INVESTMENT MANAGER
                             J. & W. Seligman & Co.
                                  Incorporated
                                 100 Park Avenue
                            New York, New York 10017


                            STOCKHOLDER SERVICE AGENT
                               Seligman Data Corp.
                                 100 Park Avenue
                            New York, New York 10017



                         PORTFOLIO SECURITIES CUSTODIAN

                        State Street Bank & Trust Company

                             801 Pennsylvania Avenue
                           Kansas City, Missouri 64105


                                 GENERAL COUNSEL
                               Sullivan & Cromwell
                                125 Broad Street
                            New York, New York 10004



                                  Listed on the
                             New York Stock Exchange
                                       Ty


================================================================================


                                      LOGO

                         an investment you can live with



                                A Management Type
                             Diversified, Closed-End
                               Investment Company


                                  Common Stock
                                ($.50 par value)


                                   PROSPECTUS



                                   May 1, 2001



================================================================================



CETRI 5/01

                           TRI-CONTINENTAL CORPORATION


                       Statement of Additional Information

                                   May 1, 2001


                                 100 Park Avenue
                            New York, New York 10017

                     New York City Telephone: (212) 682-7600
              Toll-Free Telephone: (800) 874-1092 all United States
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


This Statement of Additional Information ("SAI") is not a prospectus. This SAI relates to the current Prospectus of Tri-Continental Corporation, dated May 1, 2001, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from Tri-Continental Corporation at 100 Park Avenue, New York, NY 10017.


A registration statement relating to these securities has been filed with the Securities and Exchange Commission (the "SEC").



                                Table of Contents


      Additional Investment Policies (See "Investment Objective and
        Other Policies and Related Risks" in the Prospectus) ...............  2
      Directors and Officers ...............................................  5
      Holdings of Preferred Stock, Common Stock and Warrants ...............  9
      Management (See "Management of the Corporation"
        in the Prospectus) .................................................  9
      Experts ..............................................................  10
      Custodian, Stockholder Service Agent and
        Dividend Paying Agent ..............................................  11
      Brokerage Commissions ................................................  11
      Incorporation of Financial Statements by Reference ...................  11
      Independent Auditors' Report on Financial Highlights -
        -- Senior Securities -- $2.50 Cumulative Preferred Stock ...........  12
      Appendix..............................................................  13


CETRI1A

                         ADDITIONAL INVESTMENT POLICIES

The investment objectives and policies of the Corporation are set forth in the Prospectus. Certain additional investment information is set forth below. Defined terms used herein and not otherwise defined shall have the meanings ascribed to them in the Prospectus.

The Corporation's stated fundamental policies, which may not be changed without a vote of stockholders are listed below; within the limits of these fundamental policies, the management has reserved freedom of action. The Corporation:

     (1) may issue senior securities such as bonds, notes or other evidences of indebtedness if immediately after issuance the net assets of the Corporation provide 300% coverage of the aggregate principal amount of all bonds, notes or other evidences of indebtedness and that amount does not exceed 150% of the capital and surplus of the Corporation;

     (2) may issue senior equity securities on a parity with, but not having preference or priority over, the Preferred Stock if immediately after issuance its net assets are equal to at least 200% of the aggregate amount (exclusive of any dividends accrued or in arrears) to which all shares of the Preferred Stock, then outstanding, shall be entitled as a preference over the Common Stock in the event of voluntary or involuntary liquidation, dissolution or winding up of the Corporation;

     (3) may borrow money for substantially the same purposes as it may issue senior debt securities, subject to the same restrictions and to any applicable limitations prescribed by law;

     (4) may engage in the business of underwriting securities either directly or through majority-owned subsidiaries subject to any applicable restrictions and limitations prescribed by law;

     (5) does not intend to concentrate its assets in any one industry although it may from time to time invest up to 25% of the value of its assets, taken at market value, in a single industry;

     (6) may not, with limited exceptions, purchase and sell real estate directly but may do so through majority-owned subsidiaries, so long as its real estate investments do not exceed 10% of the value of the Corporation's total assets;

     (7) may not purchase or sell commodities or commodity contracts; and

     (8) may make money loans (subject to restrictions imposed by law and by charter) (a) only to its subsidiaries, (b) as incidents to its business transactions or (c) for other purposes. It may lend its portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities subject to any applicable requirements of a national securities exchange or of a governmental regulatory body against collateral consisting of cash or direct obligations of the United States, maintained on a current basis, so long as all such loans do not exceed 10% of the value of total assets, and it may make loans represented by repurchase agreements, as described in the Prospectus, so long as such loans do not exceed 10% of the value of total assets.

When securities are loaned, the Corporation receives from the borrower the equivalent of dividends or interest paid by the issuer of securities on loan and, at the same time, makes short-term investments with the cash collateral and retains the interest earned, after payment to the borrower or placing broker of a negotiated portion of such interest, or receives from the borrower an agreed upon rate of interest in the case of loans collateralized by direct obligations of the United States. The Corporation does not have the right to vote securities on loan, but would expect to terminate the loan and regain the right to vote if that were considered important with respect to the investment.

During its last three fiscal years, the Corporation did not: (a) issue senior securities; (b) borrow any money; (c) underwrite securities; (d) concentrate investments in particular industries or groups of industries; (e) purchase or sell real estate, commodities, or commodity contracts; or (f) make money loans or lend portfolio securities.

In order to take advantage of opportunities that may be provided by debt instruments of foreign issuers, the Corporation may from time to time invest up to 3% of its assets in debt securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies or instrumentalities and in related forward contracts. The Manager will determine the percentage of assets invested in securities of a particular country or denominated in a particular currency in accordance with its assessment of the relative yield and appreciation potential of such securities and the relationship of a country's currency to the U.S. dollar. Currently, the Corporation will invest in securities denominated in foreign currencies or U.S. dollars of issuers located in the following countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Hong Kong, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, Thailand and the United Kingdom. An issuer of debt securities purchased by the Corporation may be domiciled in a country other than the country in whose currency the instrument is denominated.

The Corporation's returns on foreign currency denominated debt instruments can be adversely affected by changes in the relationship between the U.S. dollar and foreign currencies. The Corporation may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates in connection with hedging and other non-speculative strategies involving specific settlement transactions or portfolio positions. The Corporation will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency market or through forward contracts.

     Rights and Warrants. The Corporation may not invest in rights and warrants if, at the time of acquisition, the investment in rights and warrants would exceed 5% of the Corporation's net assets, valued at the lower of cost or market. In addition, no more than 2% of net assets may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired by the Corporation in units or attached to securities may be deemed to have been purchased without cost.

     Foreign Currency Transactions. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. The Corporation will generally enter into forward foreign currency exchange contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the U.S. dollar value of securities it owns.

The Corporation may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the U.S. dollar. In this case the contract would approximate the value of some or all of the Corporation's portfolio securities denominated in such foreign currency. Under normal circumstances, the portfolio manager will limit forward currency contracts to not greater than 75% of the Corporation's portfolio position in any one country as of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Corporation. Under extraordinary circumstances, the Manager may enter into forward currency contracts in excess of 75% of the Corporation's portfolio position in any one country as of the date the contract is entered into. The precise matching of the forward contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market involvement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Corporation may commit up to the entire value of its assets which are denominated in foreign currencies to the consummation of these contracts. The Manager will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of the Corporation and its ability to purchase additional securities.

Except as set forth above and immediately below, the Corporation will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Corporation to deliver an amount of foreign currency in excess of the value of the Corporation's portfolio securities or other assets denominated in that currency. The Corporation, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of the Corporation's portfolio securities or other assets denominated in that currency provided the excess amount is "covered" by cash or liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parties will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Corporation will be served.

At the maturity of a forward contract, the Corporation may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Corporation to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Corporation is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Corporation is obligated to deliver. However, the Corporation may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If the Corporation retains the portfolio security and engages in offsetting transactions, the Corporation will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Corporation engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Corporation's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Corporation will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Corporation will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Corporation's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Corporation is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Stockholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Corporation at one rate, while offering a lesser rate of exchange should the Corporation desire to resell that currency to the dealer.

Investment income received by the Corporation from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Corporation to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amounts of the Corporation's assets to be invested within various countries is not known.

                             DIRECTORS AND OFFICERS

A listing of the directors and officers of the Corporation and their business experience for the past five years follows. An asterisk (*) indicates directors who are "interested persons" of the Corporation (as defined by the Investment Company Act of 1940 (the "1940 Act"). Unless otherwise noted, the address of each director and officer is 100 Park Avenue, New York, NY 10017.


WILLIAM C. MORRIS*                 Director,   Chairman  of  the  Board,   Chief
      (63)                         Executive   Officer   and   Chairman  of  the
                                   Executive Committee

                                   Chairman,    J.   &   W.   Seligman   &   Co.
                                   Incorporated;  Chairman  and Chief  Executive
                                   Officer,  the  Seligman  Group of  investment
                                   companies; Chairman, Seligman Advisors, Inc.;
                                   Seligman  Services,  Inc.; and Carbo Ceramics
                                   Inc.,  ceramic  proppants  for  oil  and  gas
                                   industry;   Director,  Seligman  Data  Corp.;
                                   Kerr-McGee Corporation,  a diversified energy
                                   company;    and   Sarah   Lawrence   College.
                                   Formerly,  Director,  Daniel Industries Inc.,
                                   manufacturer   of  oil   and   gas   metering
                                   equipment.

BRIAN T. ZINO*                     Director,   President   and   Member  of  the
      (48)                         Executive  Committee  Director and President,
                                   J.  &  W.   Seligman   &  Co.   Incorporated;
                                   President  (with the  exception  of  Seligman
                                   Quality  Municipal  Fund,  Inc.  and Seligman
                                   Select  Municipal Fund, Inc.) and Director or
                                   Trustee,  the  Seligman  Group of  investment
                                   companies;  Chairman,  Seligman  Data  Corp.;
                                   Member  of  the  Board  of  Governors  of the
                                   Investment   Company   Institute;   and  Vice
                                   Chairman,   ICI  Mutual  Insurance   Company,
                                   Seligman   Advisors,   Inc.,   and   Seligman
                                   Services, Inc.

JOHN R. GALVIN                     Director
      (71)                         Dean  Emeritus,  Fletcher  School  of Law and
                                   Diplomacy  at Tufts  University;  Director or
                                   Trustee,  the  Seligman  Group of  investment
                                   companies;  Chairman Emeritus of the American
                                   Council on Germany;  a Governor of the Center
                                   for  Creative   Leadership;   Director,   the
                                   National  Defense  University;  the Institute
                                   for  Defense  Analyses;   and  Raytheon  Co.,
                                   electronics.   Formerly,   Director,   USLIFE
                                   Corporation, life insurance; Ambassador, U.S.
                                   State  Department for negotiations in Bosnia;
                                   Distinguished  Policy  Analyst  at Ohio State
                                   University and Olin  Distinguished  Professor
                                   of  National  Security  Studies at the United
                                   States Military  Academy.  From June, 1987 to
                                   June,   1992,  he  was  the  Supreme   Allied
                                   Commander, Europe and the Commander-in-Chief,
                                   United States European  Command.
                                   2714 Jodeco Circle, Jonesboro, GA 30236

ALICE S. ILCHMAN                   Director
      (66)
                                   President  Emeritus,  Sarah Lawrence College;
                                   Director or Trustee,  the  Seligman  Group of
                                   investment companies;  Trustee, the Committee
                                   for  Economic  Development;   Chairman,   The
                                   Rockefeller      Foundation,       charitable
                                   foundation; and Director, Public Broadcasting
                                   Service (PBS). Formerly,  Trustee, The Markle
                                   Foundation,  philanthropic organization;  and
                                   Director,  New York  Telephone  Company,  and
                                   International  Research and  Exchange  Board,
                                   intellectual  exchanges.  18 Highland Circle,
                                   Bronxville, New York 10708

FRANK A. McPHERSON                 Director
      (68)
                                   Retired  Chairman  of  the  Board  and  Chief
                                   Executive  Officer,  Kerr-McKee  Corporation,
                                   diversified   energy  company;   Director  or
                                   Trustee,  the  Seligman  Group of  investment
                                   companies;      Director,      Kimberly-Clark
                                   Corporation,  consumer products;  Conoco Inc,
                                   oil  exploration  and  production;   Bank  of
                                   Oklahoma  Holding  Company;  Baptist  Medical
                                   Center;   Oklahoma   Chapter  of  the  Nature
                                   Conservancy;    Oklahoma   Medical   Research
                                   Foundation; and National Boys and Girls Clubs
                                   of America;  and  President  of the  Oklahoma
                                   Foundation   for   Excellence  in  Education.
                                   Formerly,   Chairman  of  the  Oklahoma  City
                                   Chamber of Commerce,  and the  Oklahoma  City
                                   Public   Schools   Foundation;   a  Director,
                                   Federal Reserve  System's Kansas City Reserve
                                   Bank;   and  a   Member   of   the   Business
                                   Roundtable. 2601 Northwest Expressway,  Suite
                                   805E, Oklahoma City, OK 73112

JOHN E. MEROW                      Director
      (71)
                                   Retired Chairman and Senior Partner, Sullivan
                                   &  Cromwell,  law firm;  Director or Trustee,
                                   the Seligman  Group of investment  companies;
                                   Director,   Commonwealth  Industries,   Inc.,
                                   manufacturer of aluminum sheet products;  the
                                   Foreign  Policy  Association;  Municipal  Art
                                   Society of New York;  the U. S.  Council  for
                                   International  Business;  and Vice  Chairman,
                                   New   York-Presbyterian   Healthcare  System,
                                   Inc.;  Life  Trustee,  New  York-Presbyterian
                                   Hospital;  and  Member  of the  American  Law
                                   Institute   and  the   Council   on   Foreign
                                   Relations.
                                   125 Broad Street, New York, NY 10004

BETSY S. MICHEL                    Director
      (58)
                                   Attorney;  Director or Trustee,  the Seligman
                                   Group of investment  companies;  Trustee, The
                                   Geraldine  R.  Dodge  Foundation,  charitable
                                   foundation;    and   World   Learning,   Inc.
                                   Formerly,  Chairman  of the Board of Trustees
                                   of St.  George's  School  (Newport,  RI) and,
                                   Director,   the   National   Association   of
                                   Independent Schools (Washington DC).
                                   P.O. Box 719, Gladstone, NJ 07934

JAMES C. PITNEY                    Director
      (74)
                                   Retired  Partner,   Pitney,  Hardin,  Kipp  &
                                   Szuch,  law firm;  Director or  Trustee,  the
                                   Seligman   Group  of  investment   companies.
                                   Formerly, Director, Public Service Enterprise
                                   Group, public utility.
                                   Park Avenue at Morris County,  P.O. Box 1945,
                                   Morristown, NJ 07962-1945

JAMES Q. RIORDAN                   Director
      (73)
                                   Director, various organizations;  Director or
                                   Trustee,  the  Seligman  Group of  investment
                                   companies;  Director, The Houston Exploration
                                   Company,   oil   exploration;   The  Brooklyn
                                   Museum;  KeySpan Energy Corporation;  and The
                                   Committee for Economic Development. Formerly,
                                   Co-Chairman  of the Policy Council of the Tax
                                   Foundation;   Vice   Chairman,   Exxon  Mobil
                                   Corporation,   petroleum  and  petrochemicals
                                   company; Director, Tesoro Petroleum Companies
                                   and Dow Jones & Company  Inc.,  business  and
                                   financial  news  company;  and  Director  and
                                   President,  Bekaert  Corporation;  high-grade
                                   steel  cord,   wire  and   fencing   products
                                   company;  and Director,  Public  Broadcasting
                                   Service (PBS).
                                   2893 S.E. Ocean  Boulevard,  Stuart,  Florida
                                   34996


LEROY C. RICHIE                    Director
      (59)
                                   Chairman  and  Chief  Executive   Officer,  Q
                                   Standards   Worldwide,   Inc.;   Director  or
                                   Trustee,  the  Seligman  Group of  investment
                                   companies  (except  Seligman Cash  Management
                                   Fund,     Inc.);     Director,     Kerr-McGee
                                   Corporation,   diversified   energy  company;
                                   Infinity,   Inc.;  Chairman,   Highland  Park
                                   Michigan Economic  Development Corp; Trustee,
                                   New York University Law Center Foundation and
                                   Vice  Chairman,   Detroit   Medical   Center.
                                   Formerly,   Chairman   and  Chief   Executive
                                   Officer, Capital Coating Technologies,  Inc.,
                                   applied coating  technologies  company;  Vice
                                   President  and  General  Counsel,  Automotive
                                   Legal  Affairs,   Chrysler   Corporation.   Q
                                   Standards  Worldwide,  Inc.,
                                   920 E.  Lincoln,  Suite  11,  Birmingham,  MI
                                   48009

ROBERT L. SHAFER                   Director
      (68)
                                   Retired   Vice   President,    Pfizer   Inc.,
                                   pharmaceuticals;  Director  or  Trustee,  the
                                   Seligman   Group  of  investment   companies.
                                   Formerly, Director, USLIFE Corporation,  life
                                   insurance. 96 Evergreen Avenue, Rye, New York
                                   10580


JAMES N. WHITSON                   Director
      (66)
                                   Retired  Executive  Vice  President and Chief
                                   Operating Officer, Sammons Enterprises, Inc.,
                                   a diversified  holding  company;  Director or
                                   Trustee,  the  Seligman  Group of  investment
                                   companies;   and  Director,   C-SPAN,   cable
                                   television, and CommScope, Inc., manufacturer
                                   of coaxial cables.  6606  Forestshire  Drive,
                                   Dallas, TX 75230

CHARLES C. SMITH, JR.              Vice President and Portfolio Manager
      (44)
                                   Managing  Director,  J. & W.  Seligman  & Co.
                                   Incorporated;  Vice  President  and Portfolio
                                   Manager, Seligman Portfolios,  Inc., Seligman
                                   Common Stock Fund,  Inc. and Seligman  Income
                                   Fund, Inc.


CHARLES  W.   KADLEC               Vice   President
     (55)
                                   Managing  Director,  J. & W.  Seligman  & Co.
                                   Incorporated;  Chief  Investment  Strategist,
                                   Seligman  Advisors,  Inc.; Vice President and
                                   Portfolio    Manager   of    Seligman    Time
                                   Horizon/Harvester Series, Inc.

THOMAS G. ROSE                     Vice President
      (43)
                                   Senior  Vice  President,  Finance,  J.  &  W.
                                   Seligman   &   Co.   Incorporated,   Seligman
                                   Advisors,  Inc. and Seligman Data Corp.  Vice
                                   President,  the Seligman  Group of investment
                                   companies,  Seligman International,  Inc. and
                                   Seligman Services, Inc. Formerly,  Treasurer,
                                   the Seligman  Group of  investment  companies
                                   and Seligman Data Corp.


LAWRENCE P. VOGEL                  Vice President and Treasurer
      (44)
                                   Senior   Vice    President   and   Treasurer,
                                   Investment Companies,  J. & W. Seligman & Co.
                                   Incorporated;  Vice  President and Treasurer,
                                   the Seligman  Group of investment  companies.
                                   Formerly, Senior Vice President,  Finance, J.
                                   & W.  Seligman & Co.  Incorporated,  Seligman
                                   Advisors, Inc., Seligman International,  Inc.
                                   and  Seligman  Data  Corp.;  Vice  President,
                                   Seligman   Services,   Inc.;  and  Treasurer,
                                   Seligman    Henderson    Co.   and   Seligman
                                   International, Inc.

FRANK J. NASTA                     Secretary
      (36)
                                   General Counsel,  Senior Vice President,  Law
                                   and Regulation, and Corporate Secretary, J. &
                                   W.  Seligman & Co.  Incorporated;  Secretary,
                                   the Seligman  Group of investment  companies;
                                   and Corporate  Secretary,  Seligman Advisors,
                                   Inc.,   Seligman  Services,   Inc.,  Seligman
                                   International,  Inc. and Seligman  Data Corp.
                                   Formerly,   Corporate   Secretary,   Seligman
                                   Henderson Co.



Compensation Table
                                                                                  Pension or
                                                         Aggregate            Retirement Benefits       Total Compensation
                                                        Compensation          Accrued as part of       from Corporation and
 Name and Position with Corporation                 from Corporation (1)     Corporation Expenses      Fund Complex (1)(2)
 -----------------------------------                --------------------     ---------------------     -------------------
William C. Morris, Director and Chairman                    N/A                       N/A                      N/A
Brian T. Zino, Director and President                       N/A                       N/A                      N/A
John R. Galvin, Director                                 $24,590                      N/A                         $89,000
Alice S. Ilchman, Director                                 24,350                     N/A                          92,000
Frank A. McPherson, Director                               23,585                     N/A                          89,000
John E. Merow, Director                                    24,590                     N/A                          92,000
Betsy S. Michel, Director                                  24,590                     N/A                          92,000
James C. Pitney, Director                                  24,350                     N/A                          92,000
Leroy C. Richie, Director                                   5,724                     N/A                          25,630
James Q. Riordan, Director                                 24,350                     N/A                          89,000
Robert L. Shafer, Director                                 22,340                     N/A                          86,000
James N. Whitson, Director                                 24,590(3)                  N/A                          92,000(3)

----------
(1) Based on remuneration received by the Directors of the Corporation for the year ended December 31, 2000.


(2)  As  defined  in  the  Corporation's  Prospectus,   the  Seligman  Group  of
     investment companies consists of twenty-one investment companies.

(3)  Deferred.


The Corporation has adopted a deferred compensation plan under which outside directors may elect to defer receiving their fees. A director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by the Manager, as designated by the director. The annual cost of such fees and interest is included in the director's fees and expenses and the accumulated balance thereof is included in "Liabilities" in the Corporation's financial statements. As of December 31, 2000, the total amount of deferred compensation (including interest) payable in respect of the Corporation to Mr. Whitson was $180,465. Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $113,009 and $123,355, respectively, as of December 31, 2000.


Directors and officers of the Corporation are also directors, trustees and officers of some or all of the other investment companies in the Seligman Group.


The Executive Committee of the Board of Directors has the power to (a) determine the value of securities and assets owned by the Corporation, (b) elect or appoint officers of the Corporation to serve until the next meeting of the Directors succeeding such action and (c) determine the price at which shares of Common Stock of the Corporation shall be issued and sold. All action taken by the Executive Committee is recorded and reported to the Board of Directors at their meeting succeeding such action. The Executive Committee of the Board of Directors consists of Mr. William C. Morris, Chairman, and Mr. Brian T. Zino, President.


             Holdings of Preferred Stock, Common Stock and Warrants


As of March 31, 2001, holders of record of Preferred Stock totaled 470; holders of record of Common Stock totaled 40,234; and holders of record of Warrants totaled 117. Insofar as is known by the Corporation, no person owns, controls or holds, directly or indirectly, 5% or more of the outstanding equity securities, except for Cede & Co., a nominee for The Depository Trust Company, PO Box 20, Bowling Green Station, New York, NY 10274-0020, owns of record approximately 49% of the Corporation's Common Stock outstanding and approximately 79% of the Corporation's Preferred Stock outstanding.

As of March 31, 2001, all directors and officers of the Corporation, as a group, owned less than 1% of the Corporation's Common Stock. As of the same date, no directors or officers owned any of the Corporation's Preferred Stock or Warrants. Mr. William C. Morris, Chairman and Chief Executive Officer of the Manager and Chairman of the Board and Chief Executive Officer of the
Corporation, owns a majority of the outstanding voting securities of the Manager.


These securities of the Corporation shown as being owned beneficially by the directors and officers include shares held by or for the benefit of members of their families or held by a trust of which a director is a trustee but in which they disclaim beneficial ownership.

                                   MANAGEMENT

The Manager


The Corporation pays the Manager for its services a management fee, calculated daily and payable monthly, equal to a percentage of the daily net assets of the Corporation. The method for determining this percentage, referred to as the management fee rate, is set forth in the Prospectus. The management fee amounted to $15,398,779 in 2000, $16,408,753 in 1999 and $14,754,214 in 1998, which was equivalent to an annual rate of .39%, .40% and .40%, respectively, of the average daily net assets of the Corporation.

Prior to March 31, 1998, the Manager was party to a Subadvisory Agreement with Seligman Henderson Co. pursuant to which Seligman Henderson Co. agreed to provide investment advisory services to the Corporation in respect of foreign assets to the extent requested by the Manager. On March 30, 1998, the Subadvisory Agreement was terminated in accordance with its terms. The Manager has no present plans to enter into similar arrangements in respect of the Corporation.

For the period from January 1, 1998 through March 30, 1998, the Manager paid fees to Seligman Henderson Co., pursuant to the Subadvisory Agreement in the amount of $279,293.


As part of its services to the Corporation, the Manager provides the Corporation with such office space, administrative and other services and executive and other personnel as are necessary for the operations of the Corporation. The Manager also provides senior management for Seligman Data Corp., a wholly-owned subsidiary of the Corporation and each of the other investment companies in the Seligman Group. The Manager pays all of the compensation of the Directors of the Corporation who are employees or consultants of the Manager and its affiliates, of the officers and employees of the Corporation and of certain executive officers of Seligman Data Corp.

The Manager is a successor firm to an investment banking business founded in 1864 which has provided investment services to individuals, families, institutions and corporations. Mr. William C. Morris owns a majority of the outstanding voting securities of the Manager. See the Appendix for information regarding the history of the Manager.

Code of Ethics


The Manager, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of investment companies have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by the Manager's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention, to purchase or sell a security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering unless an exemption has been obtained from the Manager's Director of Compliance.


The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from engaging in short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged.


Employees are required, except under very limited circumstances, to engage in personal securities transactions through the Manager's order desk, or through a broker/dealer designated by the Manager. All Employee personal securities transactions must be pre-cleared through the Manager's compliance department. The compliance department and the order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.

A copy of the Code of Ethics is on public file with, and is available upon request from, the SEC. You can access it through the SEC's Internet site, http://www.sec.gov.


                                     EXPERTS

Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281, acts as independent auditors for the Corporation and in such capacity audits the Corporation's annual and semi-annual financial statements and financial highlights.


The financial information of the Corporation included in the Prospectus under the caption "Financial Highlights" and the financial statements incorporated by reference in this SAI have been so included or incorporated by reference in reliance on the reports of Deloitte & Touche LLP given upon their authority as experts in auditing and accounting.

         CUSTODIAN, STOCKHOLDER SERVICE AGENT AND DIVIDEND PAYING AGENT

Seligman Data Corp., a wholly-owned subsidiary of the Corporation, acts as the stockholder service agent and dividend paying agent and performs, at cost, certain recordkeeping functions for the Corporation, maintains the records of shareholder accounts and furnishes dividend paying, redemption and related services.


State Street Bank & Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian for the Corporation. It also maintains, under the general supervision of the Manager, the accounting records and determines the net asset value for the Corporation.


                              BROKERAGE COMMISSIONS

The Management Agreement recognizes that in the purchase and sale of portfolio securities of the Corporation, the Manager will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager for its use, as well as to the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis and reports concerning issuers, industries and securities deemed by the Manager to be beneficial to the Corporation. In addition, the Manager is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis although the use of such brokers may result in a higher brokerage charge to the Corporation than the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to the Manager in connection with its services to clients other than the Corporation.

In over-the-counter markets, the Corporation deals with primary market makers unless a more favorable execution or price is believed to be obtainable. The Corporation may buy securities from or sell securities to dealers acting as
principal,   except  dealers  with  which  its  directors  and/or  officers  are affiliated.

When two or more of the investment companies in the Seligman Group or other investment advisory clients of the Manager desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by the Manager in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.


Information as to the Corporation's portfolio turnover rate for recent years is stated under "Financial Highlights" in the Corporation's Prospectus. Total brokerage commissions (not including any spreads on principal transactions on a net basis) paid by the Corporation during the years ended December 31, 2000, 1999 and 1998, were $4,830,427, $2,719,304 and $5,013,846, respectively.

As of December 31, 2000, the Corporation acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents. The Fund held securities of Salomon Smith Barney, the parent company of which is Citigroup, Inc., with an aggregate value of $84,253,125 as of the year ended December 31, 2000.


               INCORPORATION OF FINANCIAL STATEMENTS BY REFERENCE


The Corporation's financial statements for the year ended December 31, 2000 are incorporated into this SAI by reference to the 2000 Annual Report to Stockholders of the Corporation, filed with the SEC pursuant to Section 30(b) of the 1940 Act and the rules and regulations thereunder. The 2000 Annual Report contains schedules of the Corporation's portfolio investments as of December 31, 2000 and certain other financial information. A copy of the 2000 Annual Report will be sent to you without charge if you request a copy of this SAI.

  INDEPENDENT AUDITORS' REPORT ON FINANCIAL HIGHLIGHTS -- SENIOR SECURITIES --
                        $2.50 CUMULATIVE PREFERRED STOCK


To the Board of Directors and Security Holders of
         Tri-Continental Corporation:



We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statements of assets and liabilities, including the portfolios of investments, and the statements of capital stock and surplus of Tri-Continental Corporation as of December 31 for each of the ten years in the period ended December 31, 2000 and the related statements of operations and of changes in net investment assets, and the financial highlights for each of the years then ended (none of which are presented herein); and we expressed unqualified opinions on those financial statements.

In our opinion, the information appearing on page 8 of the Prospectus, under the caption "Senior Securities-$2.50 Cumulative Preferred Stock", for each of the ten years in the period ended December 31, 2000 is fairly stated, in all material respects, in relation to the financial statements from which it has been derived.





DELOITTE & TOUCHE LLP
New York, New York
February 9, 2001

                                    APPENDIX


                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

.....Prior to 1900

o    Helps finance America's fledgling railroads through underwriting.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
o    Is appointed U.S. Navy fiscal agent by President  Grant.
o Becomes a leader in raising capital for America's industrial and urban development.

....1900-1910

o    Helps Congress finance the building of the Panama Canal.

....1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

....1920s

o Participates in hundreds of underwritings including those for some of the country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.
o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $3 billion in assets, and one of its oldest.

....1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.
o    Establishes Investment Advisory Service.

....1940s

o    Helps shape the Investment Company Act of 1940.
o    Leads in the  purchase  and  subsequent  sale to the public of Newport News
     Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.
o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

....1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.
o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.
o Establishes J. & W. Seligman Trust Company, and J. & W. Seligman Valuations Corporation.
o Establishes Seligman Portfolios, Inc., an investment vehicle with fifteen portfolios offered through variable annuity and variable life insurance products.

....1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high-quality municipal bonds.
o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.
o Launches Seligman Global Fund Series, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund.
o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.
o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

....2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.
o Launches Seligman New Technologies Fund II, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including up to 50% in venture capital investing.

           ATTACH THE TRI-CONTINENTAL HISTORY BROCHURE AT BACK OF SAI

                                                    Securities Act File No. 333-
                                         Investment Company Act File No. 811-266


PART C.    OTHER INFORMATION

Item 24.   Financial Statements and Exhibits.

     1. Financial Statements.


     Part A: Financial Highlights for the ten years ended December 31, 2000; Table for the ten years ended December 31, 2000 under the caption "Senior Securities - $2.50 Cumulative Preferred Stock."

     Part B: The required financial statements are included in the Corporation's 2000 Annual Report, which is incorporated by reference into the Statement of Additional Information. These statements include: Portfolio of Investments at December 31, 2000; Statement of Assets and Liabilities at December 31, 2000; Statement of Capital Stock and Surplus at December 31, 2000; Statement of Operations for the year ended December 31, 2000; Statements of Changes in Net Investment Assets for the years ended December 31, 2000 and 1999; Notes to Financial Statements; Financial Highlights for the five years ended December 31, 2000; Report of Independent Auditors.


     2. Exhibits: All Exhibits have been previously filed and are incorporated herein by reference, except those marked with an asterisk (*) which are filed herewith.


     (a)    Amended  and  Restated  Charter  of  Registrant.   (Incorporated  by
            reference to Registrant's Amendment No. 27 to the Registration Statement on Form N-2 filed on April 16, 1998).


     (b) Amended and Restated By-laws of the Registrant. (Incorporated by reference to Registrant's Amendment No. 28 to the Registration Statement on Form N-2 filed on September 29, 1998).

     (c)    Not Applicable.

     (d)(1) Specimen certificates of Common Stock. (Incorporated by reference to Registrant's Amendment No. 1 to the Registration Statement on Form N-2 filed on March 6, 1981.)

     (d)(2) Specimen   certificates  of  $2.50   Cumulative   Preferred   Stock.
            (Incorporated by reference to Registrant's Amendment No. 1 to the Registration Statement on Form N-2 filed on March 6, 1981.)

     (d)(3) Specimen of Warrant of the Registrant. (Incorporated by reference to Registrant's Amendment No. 1 to the Registration Statement on Form N-2 filed on March 6, 1981.)

     (d)(4) Form of Subscription  Certificate - Subscription Right for shares of
            Common   Stock.   (Incorporated   by   reference   to   Registrant's
            Registration Statement on Form N-2 filed on September 17, 1992.)


     (d)(5) The Registrant's Charter is the constituent instrument defining the rights of the $2.50 Cumulative Preferred Stock, par value $50, and the Common Stock of the Registrant. (Incorporated by reference to Registrant's Amendment No. 27 to the Registration Statement on Form N-2 filed on April 16, 1998.)


     (e) Registrant's Automatic Dividend Investment and Cash Purchase Plan is set forth in Registrant's Prospectus which is filed as Part A of this Registration Statement.


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                                                    Securities Act File No. 333-
                                         Investment Company Act File No. 811-266


PART C.    OTHER INFORMATION

     (f)    Not Applicable.

     (g)(1) Amended Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Amendment No. 24 to the Registration Statement on Form N-2 filed April 13, 1995.)

     (h)    Not Applicable.

     (i)(1) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Exhibit 7 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of Seligman Frontier Fund, Inc. (File No. 2-92487) filed on January 28, 1997.)

     (i)(2) Deferred Compensation Plan for Directors of Tri-Continental Corporation. (Incorporated by reference to Registrant's Amendment No. 27 to the Registration Statement on Form N-2 filed on April 16, 1998.)


     (j) Form of Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Amendment No. 26 to the Registration Statement on Form N-2 filed on April 24, 1997.)


     (k)    Not Applicable.

     (l)    * Opinion and Consent of Counsel.

     (m)    Not Applicable.

     (n)    * Consent of Independent Auditors.

     (o)    Not Applicable.

     (p)    Not Applicable.

     (q)(1) The Seligman Roth/Traditional IRA Information Kit. (Incorporated by reference to Registrant's Amendment No. 27 to the Registration Statement on Form N-2 filed on April 16, 1998.)

     (q)(2) The Seligman Simple IRA Plan documents for employers (Incorporated by reference to Exhibit 14 of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Seligman Value Fund Series, Inc. (File No. 333-20621) filed on April 17, 1997.)

     (q)(3) The Seligman Simple IRA Plan Agreement and Disclosure Statement for participants. (Incorporated by reference to Exhibit 14 of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Seligman Value Fund Series, Inc. (File No. 333-20621) filed on April 17, 1997.)

     (q)(4) Qualified Plan and Trust Basic Plan Document. (Incorporated by reference to Registrant's Amendment No. 27 to the Registration Statement on Form N-2 filed on April 16, 1998.)

                                                    Securities Act File No. 333-
                                         Investment Company Act File No. 811-266


PART C.    OTHER INFORMATION

     (q)(5) Flexible Standardized 401(k) Profit Sharing Plan Adoption Agreement. (Incorporated by reference to Registrant's Amendment No. 27 to the Registration Statement on Form N-2 filed on April 16, 1998.)

     (q)(6) Flexible  Nonstandardized  Safe Harbor  401(k)  Profit  Sharing Plan
            Adoption Agreement. (Incorporated by reference to Registrant's Amendment No. 27 to the Registration Statement on Form N-2 filed on April 16, 1998.)

     (r) Code of Ethics. (Incorporated by reference to Amendment No. 30 to the Registration Statement on Form N-2 filed on April 28, 2000.)

(Other Exhibits)  a. * Power of Attorney for Leroy C. Richie.

                  b. Power of Attorney for Richard R. Schmaltz. (Incorporated by reference to Registrant's Amendment No. 27 to the Registration Statement on Form N-2 filed on April 16, 1998.)


Item 25.   Marketing Arrangements.  Not Applicable.


Item 26.   Other Expenses of Issuance and Distribution.
           Registration fees                                 $10,365.00
           NYSE listing fees                                      -0-
           Registrar fees                                         -0-
           Legal fees                                             -0-
           Accounting fees                                        -0-
           Miscellaneous (mailing, etc.)                          -0-


Item 27. Persons Controlled by or Under Common Control with Registrant. Seligman Data Corp., a New York Corporation, is owned by the Registrant and certain associated investment companies. The Registrant's investment in Seligman Data Corp. is recorded at a cost of $43,681.



Item 28.    Number of Holders of Securities.
            As of March 31, 2000:


            Title of Class                            Number of Recordholders
            --------------                            -----------------------
            $2.50 Cumulative Preferred                           470
            Common Stock                                      40,234
            Warrants                                             117


Item 29. Indemnification. Reference is made to the provisions of Article Eleventh of Registrant's Amended and Restated Charter filed as an exhibit to this Registration Statement and Article II, Section 14 of Registrant's Restated By-laws filed as an exhibit to the Registration Statement filed on April 23, 1997.

                                                    Securities Act File No. 333-
                                         Investment Company Act File No. 811-266


PART C.    OTHER INFORMATION

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 30. Business and Other Connections of Investment Adviser: J. & W. Seligman & Co. Incorporated, a Delaware corporation (the "Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to twenty other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman New Technologies Fund, Inc., Seligman New Technologies Fund II, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Time Horizon/Harvester Series, Inc. and Seligman Value Fund Series, Inc.

           The Manager has an advisory service division which provides investment management or advice to private clients. The list required by this Item 30 of officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager with the Securities and Exchange Commission, pursuant to the Investment Advisers Act of 1940, as amended, (SEC File No. 801-15798) which was filed on March 31, 2000 (Schedule D) and January 29, 2001 (Schedule
           A), respectively.


Item 31. Location of Accounts and Records: The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules 17 CFR 270.31(a)(1) - 31(a)(3) promulgated thereunder, are maintained by J. & W. Seligman & Co. Incorporated, 100 Park Avenue, New York, NY 10017, and at the following locations: (1) Custodian: State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 and (2) Transfer Agent, Redemption and Other Shareholder Account
           Services: Seligman Data Corp., 100 Park Avenue, New York, NY 10017.

                                                    Securities Act File No. 333-
                                         Investment Company Act File No. 811-266


Item 32.   Management Services:  Not Applicable.

Item 33.   Undertakings:

     I. Registrant undertakes: to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10% from its net asset value as of the effective date of the registration statement.

     II. Registrant undertakes:

     (a) to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (1) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; and (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

     (b) and that, for the purpose of determining any liability under the 1933 Act, each such Post-Effective Amendment shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

     III. The Registrant undertakes: to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's Statement of Additional Information.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 19th day of April, 2001.



                                       TRI-CONTINENTAL CORPORATION



                                 By:  /s/  William C. Morris
                                      -----------------------------------------
                                      William C. Morris, Chairman of the Board




        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 19, 2001.



               Signature                       Title


  /s/ Brian T. Zino                            Chairman of the Board
-----------------------------                  (Principal executive officer)
William C. Morris                              and Director



  /s/ Brian T. Zino                            Director and President
-----------------------------
Brian T. Zino


  /s/ Lawrence P. Vogel                        Treasurer
-----------------------------
Lawrence P. Vogel


John R. Galvin, Director             )
Alice S. Ilchman, Director           )
Frank A. McPherson, Director         )
John E. Merow, Director              )
Betsy S. Michel, Director            )     /s/ Brian T. Zino
                                         --------------------------------------
James C. Pitney, Director            )     Brian T. Zino, Attorney-in-Fact
Leroy C. Richie, Director            )
James Q. Riordan, Director           )
Richard R. Schmaltz, Director        )
Robert L. Shafer, Director           )
James N. Whitson, Director           )

                                                    Securities Act File No. 333-
                                         Investment Company Act File No. 811-266




                           TRI-CONTINENTAL CORPORATION
                                    FORM N-2


                                  EXHIBIT INDEX




Form N-2 Item No.                          Description

24(2)(l)(a)                                Opinion and Consent of Counsel

24(2)(n)                                   Consent of Independent Auditors

Other Exhibits                             Power of Attorney for Leroy C. Richie